DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Entity Registrant Name	BRAINSTORM CELL THERAPEUTICS INC
Entity Central Index Key	0001137883
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,145	[1]	$ 1,923	[1]	$ 93
Account receivable	482		312		427
Prepaid expenses	148		69		59
Total current assets	1,775		2,304		579
Long-Term Investments:
Prepaid expenses	17		17		1
Severance payment fund	129		109		90
Total long-term investments	146		126		91
Property and Equipment, Net	328		314		419
Total assets	2,249		2,744		1,089
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Trade payables	325		244		307
Accrued expenses	839		750		448
Other accounts payable	126		141		531
Short-term convertible note (Note 8)			0		137
Total current liabilities	1,290		1,135		1,423
Accrued Severance Pay	142		121		125
Total liabilities	1,432		1,256		1,548
Commitments And Contingencies Stockholders' Equity:
Stockholders' Equity (deficiency):
Stock capital: (Note 8) Common stock of $0.00005 par value - Authorized: 800,000,000 shares at March 31, 2012 and December 31, 2011; Issued and outstanding: 126,737,158 and 126,444,309 shares at March 31, 2012 and December 31, 2011 respectively.	6		6		5
Additional paid-in-capital	45,761		45,560		39,696
Deficit accumulated during the development stage	(44,950)		(44,078)		(40,160)
Total stockholders' equity	817		1,488		(459)
Total liabilities and stockholders' equity	$ 2,249		$ 2,744		$ 1,089

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	126,737,158	126,444,309	95,832,978
Common stock, shares outstanding	126,737,158	126,444,309	95,832,978

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		135 Months Ended		138 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Mar. 31, 2012
Operating costs and expenses:
Research and development, net	$ 369	$ 270	$ 1,689	$ 1,045	$ 24,419	[1]	$ 24,788	[1]
General and administrative	510	258	2,205	1,544	17,003	[1]	17,513	[1]
Total operating costs and expenses	879	528	3,894	2,589	41,422	[1]	42,301	[1]
Financial expenses (income), net	(11)	177	151	(189)	2,547	[1]	2,536	[1]
Other income	0	0	(132)	0	(132)	[1]	(132)	[1]
Operating loss	868	705	3,913	2,400	43,837	[1]	44,705	[1]
Taxes on income	4	0	5	19	77	[1]	81	[1]
Loss from continuing operations	872	705	3,918	2,419	43,914	[1]	44,786	[1]
Net loss from discontinued operations	0	0	0	0	164	[2]	164	[2]
Net loss	$ 872	$ 705	$ 3,918	$ 2,419	$ 44,078	[1],[2]	$ 44,950	[1],[2]
Basic and diluted net loss per share from continuing operations	$ 0.01	$ 0.01	$ 0.03	$ 0.03
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	126,591,262	108,895,199	120,117,724	89,094,403

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.

STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-In Capital [Member]		Deferred Compensation, Share-Based Payments [Member]	Deficit Accumulated During The Development Stage [Member]	Total
Balance at Sep. 22, 2000	$ 0		$ 0		$ 0	$ 0	$ 0
Balance (in shares) at Sep. 22, 2000	0
Stock issued on September 22, 2000 for cash at $0.00188 per share	1		16		0	0	17
Stock issued on September 22, 2000 for cash at $0.00188 per share (in shares)	8,500,000
Stock issued on June 30, 2001 for cash at $0.0375 per share	0	[1]	60		0	0	60
Stock issued on June 30, 2001 for cash at $0.0375 per share (in shares)	1,600,000
Contribution of capital	0		8		0	0	8
Net loss	0		0		0	(17)	(17)
Balance at Mar. 31, 2001	1		84		0	(17)	68
Balance (in shares) at Mar. 31, 2001	10,100,000
Contribution of capital	0		11		0	0	11
Net loss	0		0		0	(26)	(26)
Balance at Mar. 31, 2002	1		95		0	(43)	53
Balance (in shares) at Mar. 31, 2002	10,100,000
Contribution of capital	0		15		0	0	15
Net loss	0		0		0	(47)	(47)
Balance at Mar. 31, 2003	1		110		0	(90)	21
Balance (in shares) at Mar. 31, 2003	10,100,000
2-for-1 stock split	0	[1]	0		0	0	0
2-for-1 stock split (in shares)	10,100,000
Stock issued on August 31, 2003 to purchase mineral option at $0.065 per share	0	[1]	6		0	0	6
Stock issued on August 31, 2003 to purchase mineral option at $0.065 per share (in shares)	100,000
Cancellation of shares granted to Company's President and service providers	0	[1]	0	[1]	0	0	0
Cancellation of shares granted to Company's President and service providers (in shares)	(10,062,000)
Contribution of capital	0	[1]	15		0	0	15
Net loss	0		0		0	(73)	(73)
Balance at Mar. 31, 2004	1		131		0	(163)	(31)
Balance (in shares) at Mar. 31, 2004	10,238,000
Compensation related to shares and options granted to service providers	0	[1]	17,506		0	0	17,506
Compensation related to shares and options granted to service providers (in shares)	2,025,000
Deferred stock-based compensation related to shares and options granted to directors and employees	0		5,979		(5,979)	0	0
Cancellation of shares granted to Company's President and service providers	0	[1]			0	0	0
Cancellation of shares granted to Company's President and service providers (in shares)	(1,800,000)
Stock issued on June 24, 2004 for private placement at $0.01 per share, net of $25,000 issuance expenses	0	[1]	60		0	0	60
Stock issued on June 24, 2004 for private placement at $0.01 per share, net of $25,000 issuance expenses (in shares)	8,510,000
Contribution of capital	0		7		0	0	7
Stock issued for private placement	0	[1]	1,418		0	0	1,418
Stock issued for private placement (in shares)	1,894,808
Amortization of deferred stock-based compensation related to shares and options granted to employees and directors	0		0		584	0	584
Net loss	0		0		0	(18,840)	(18,840)
Balance at Mar. 31, 2005	1		25,101		(5,395)	(19,003)	704
Balance (in shares) at Mar. 31, 2005	20,867,808
Compensation related to shares and options granted to service providers	0	[1]	662		0	0	662
Compensation related to shares and options granted to service providers (in shares)	934,904
Deferred stock-based compensation related to shares and options granted to directors and employees	0	[1]	486		(486)	0	0
Deferred stock-based compensation related to shares and options granted to directors and employees (in shares)	200,000
Amortization of deferred stock-based compensation related to shares and options granted to employees and directors	0		51		1,123	0	1,174
Stock issued on May 12, 2005 for private placement at $0.80 per share	0	[1]	149		0	0	149
Stock issued on May 12, 2005 for private placement at $0.80 per share (in shares)	186,875
Stock issued on July 27, 2005 for private placement at $0.60 per share	0	[1]	99		0	0	99
Stock issued on July 27, 2005 for private placement at $0.60 per share (in shares)	165,000
Stock issued on September 30, 2005 for private placement at $0.80 per share	0	[1]	225		0	0	225
Stock issued on September 30, 2005 for private placement at $0.80 per share (in shares)	312,500
Stock issued on December 7, 2005 for private placement at $0.80 per share	0	[1]	135		0	0	135
Stock issued on December 7, 2005 for private placement at $0.80 per share (in shares)	187,500
Forfeiture of options granted to employees	0		(3,363)		3,363	0	0
Reclassification due to application of ASC 815-40-25 (formerly EITF 00-19)	0		(7,906)				(7,906)
Beneficial conversion feature related to convertible loans	0		164		0	0	164
Net loss	0		0		0	(3,317)	(3,317)
Balance at Mar. 31, 2006	1		15,803		(1,395)	(22,320)	(7,911)
Balance (in shares) at Mar. 31, 2006	22,854,587
Compensation related to shares and options granted to service providers	0		453		0	0	453
Compensation related to shares and options granted to service providers (in shares)	1,147,225
Deferred stock-based compensation related to shares and options granted to directors and employees	0	[1]	1,168		0	0	1,168
Deferred stock-based compensation related to shares and options granted to directors and employees (in shares)	200,000
Reclassification due to application of ASC 815-40-25 (formerly EITF 00-19)	0		7,191		0	0	7,191
Beneficial conversion feature related to convertible loans	0		1,086		0	0	1,086
Elimination of deferred stock compensation due to implementation of ASC 718-10 (formerly SFAS 123(R)	0		(1,395)		1,395	0	0
Warrants issued to convertible note holder	0		11		0	0	11
Warrants issued to loan holder	0		110		0	0	110
Net loss	0		0		0	(3,924)	(3,924)
Balance at Dec. 31, 2006	1		24,427		0	(26,244)	(1,816)
Balance (in shares) at Dec. 31, 2006	24,201,812
Compensation related to shares and options granted to service providers			1,446		0	0	1,446
Compensation related to shares and options granted to service providers (in shares)	544,095
Deferred stock-based compensation related to shares and options granted to directors and employees	0	[1]	1,232		0	0	1,232
Deferred stock-based compensation related to shares and options granted to directors and employees (in shares)	200,000
Exercise of warrants	0	[1]	214		0	0	214
Exercise of warrants (in shares)	3,832,621
Stock issued for private placement	1		1,999		0	0	2,000
Stock issued for private placement (in shares)	11,500,000
Beneficial conversion feature related to convertible loans	0		407		0	0	407
Warrants issued to convertible note holder	0		109		0	0	109
Conversion of convertible loans	0	[1]	224		0	0	224
Conversion of convertible loans (in shares)	725,881
Net loss	0		0		0	(6,244)	(6,244)
Balance at Dec. 31, 2007	2		30,058		0	(32,488)	(2,428)
Balance (in shares) at Dec. 31, 2007	41,004,409
Compensation related to shares and options granted to service providers	0		33		0	0	33
Compensation related to shares and options granted to service providers (in shares)	90,000
Deferred stock-based compensation related to shares and options granted to directors and employees	0		731		0	0	731
Exercise of options	0	[1]	3		0	0	3
Exercise of options (in shares)	17,399
Exercise of warrants	0	[1]	0		0	0	0
Exercise of warrants (in shares)	1,860,000
Stock issued for private placement	1		1,499		0	0	1,500
Stock issued for private placement (in shares)	8,625,000
Conversion of convertible loans	0	[1]	1,276		0	0	1,276
Conversion of convertible loans (in shares)	3,644,610
Subscription of shares for private placement	0		281		0	0	281
Net loss	0		0		0	(3,472)	(3,472)
Balance at Dec. 31, 2008	3		33,881		0	(35,960)	(2,076)
Balance (in shares) at Dec. 31, 2008	55,241,418
Compensation related to shares and options granted to service providers	0	[1]	775		0	0	775
Compensation related to shares and options granted to service providers (in shares)	5,284,284
Deferred stock-based compensation related to shares and options granted to directors and employees	0		409		0	0	409
Exercise of warrants	0	[1]	0		0	0	0
Exercise of warrants (in shares)	3,366,783
Stock issued for private placement	1		0		0	0	1
Stock issued for private placement (in shares)	9,916,667
Conversion of convertible loans	0	[1]	200		0	0	200
Conversion of convertible loans (in shares)	2,500,000
Subscription of shares for private placement	0		729		0	0	729
Net loss	0		0		0	(1,781)	(1,781)
Balance at Dec. 31, 2009	4		35,994		0	(37,741)	(1,743)
Balance (in shares) at Dec. 31, 2009	76,309,152
Compensation related to shares and options granted to service providers	0	[1]	96		0	0	96
Compensation related to shares and options granted to service providers (in shares)	443,333
Deferred stock-based compensation related to shares and options granted to directors and employees	0	[1]	388		0	0	388
Deferred stock-based compensation related to shares and options granted to directors and employees (in shares)	466,667
Conversion of convertible note	0	[1]	135		0	0	135
Conversion of convertible note (in shares)	402,385
Exercise of options	0	[1]	77		0	0	77
Exercise of options (in shares)	1,540,885
Exercise of warrants	0	[1]	11		0	0	11
Exercise of warrants (in shares)	3,929,446
Issuance of shares on account of previously subscribed shares (See also Note 11B.1.f)	0	[1]	0		0	0	0
Issuance of shares on account of previously subscribed shares (See also Note 11B.1.f) (in shares)	2,000,001
Stock issued for private placement	1		1,750		0	0	1,751
Stock issued for private placement (in shares)	7,250,000
Conversion of convertible loans	0	[1]	189		0	0	189
Conversion of convertible loans (in shares)	1,016,109
Issuance of shares			400				400
Issuance of shares (in shares)	2,475,000
Conversion of trade payable to stock			201				201
Subscription of shares for private placement			455		0	0	455
Net loss	0		0		0	(2,419)	(2,419)
Balance at Dec. 31, 2010	5		39,696		0	(40,160)	(459)
Balance (in shares) at Dec. 31, 2010	95,832,978
Compensation related to shares and options granted to service providers	0		(20)		0	0	(20)
Deferred stock-based compensation related to shares and options granted to directors and employees	0		27		0	0	27
Conversion of convertible note	0		137		0	0	137
Conversion of convertible note (in shares)	445,617
Exercise of options	0		55		0	0	55
Exercise of options (in shares)	94,764
Issuance of shares on account of previously subscribed shares (See also Note 11B.1.f)	0		24		0	0	24
Issuance of shares on account of previously subscribed shares (See also Note 11B.1.f) (in shares)	10,499,999
Stock issued for private placement	0		250		0	0	250
Stock issued for private placement (in shares)	833,333
Stock issued for private placement	1		3,356		0	0	3,357
Stock issued for private placement (in shares)	13,327,600
Net loss						(705)	(705)
Balance at Mar. 31, 2011	6		43,525		0	(40,865)	2,666
Balance (in shares) at Mar. 31, 2011	121,034,291
Balance at Dec. 31, 2010	5		39,696		0	(40,160)	(459)
Balance (in shares) at Dec. 31, 2010	95,832,978
Compensation related to shares and options granted to service providers	0		449		0	0	449
Compensation related to shares and options granted to service providers (in shares)	474,203
Deferred stock-based compensation related to shares and options granted to directors and employees	0		1,135		0	0	1,135
Deferred stock-based compensation related to shares and options granted to directors and employees (in shares)	2,025,040
Conversion of convertible note	0		140		0	0	140
Conversion of convertible note (in shares)	755,594
Exercise of options	0		243		0	0	243
Exercise of options (in shares)	1,648,728
Exercise of warrants	0		272		0	0	272
Exercise of warrants (in shares)	1,046,834
Issuance of shares for private placement	1		3,601		0	0	3,602
Issuance of shares for private placement (in shares)	14,160,933
Issuance of shares on account of previously subscribed shares (See also Note 11B.1.f)	0		24		0	0	24
Issuance of shares on account of previously subscribed shares (See also Note 11B.1.f) (in shares)	10,499,999
Net loss	0		0		0	(3,918)	(3,918)
Balance at Dec. 31, 2011	6		45,560		0	(44,078)	1,488
Balance (in shares) at Dec. 31, 2011	126,444,309
Compensation related to shares and options granted to service providers	0		4		0	0	4
Deferred stock-based compensation related to shares and options granted to directors and employees	0		177		0	0	177
Exercise of options	0		20		0	0	20
Exercise of options (in shares)	167,849
Exercise of warrants	0		0	[1]	0	0	0	[1]
Exercise of warrants (in shares)	125,000
Net loss	0		0		0	(872)	(872)
Balance at Mar. 31, 2012	$ 6		$ 45,761		$ 0	$ (44,950)	$ 817
Balance (in shares) at Mar. 31, 2012	126,737,158

[1]	Represents an amount less than $1.

STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 31, 2001	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004
Price per share of stock issued on September for cash	$ 0.00188
Price per share of stock issued on March for cash	$ 0.0375
Price per share of stock issued to purchase mineral option							$ 0.065
Price per share of stock issued On June for private placement						$ 0.01
Stock issuance expenses (in dollars)						$ 25,000
Price per share of stock issued for private placement			$ 0.1818	$ 0.1818		$ 0.75
Price per share of stock issued On May for private placement					$ 0.8
Price per share of stock issued On July for private placement					$ 0.6
Price per share of stock issued On September for private placement					$ 0.8
Price per share of stock issued On December for private placement					$ 0.8
Price per share of subscription of shares for private placement		$ 0.12	$ 0.1818

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended			135 Months Ended		138 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2011		Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (872)		$ (705)	$ (3,918)		$ (2,419)	$ (44,078)	[1],[2]	$ (44,950)	[1],[2]
Less - loss for the period from discontinued operations	0		0	0		0	164	[1]	164	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of deferred charges	38		38	153		162	1,001	[1]	1,039	[1]
Severance pay, net	1		(8)	(23)		11	12	[1]	13	[1]
Accrued interest on loans	0		0	3		0	451	[1]	451	[1]
Amortization of discount on short-term loans	0		0	0		0	1,864	[1]	1,864	[1]
Change in fair value of options and warrants	0		0	0		0	(795)	[1]	(795)	[1]
Expenses related to shares and options granted to service providers	4		(20)	449		96	21,486	[1]	21,490	[1]
Stock-based compensation related to options granted to employees	177		27	1,135		388	6,821	[1]	6,998	[1]
Decrease (increase) in accounts receivable and prepaid expenses	(249)		265	105		(400)	(381)	[1]	(630)	[1]
Increase in trade payables and convertible note	81		94	(63)		45	717	[1]	798	[1]
Increase in other accounts payable and accrued expenses	74		254	(64)		48	1,397	[1]	1,471	[1]
Erosion of restricted cash	0		0	0		0	(6)	[1]	(6)	[1]
Net cash used in continuing operating activities	(746)		(55)	(2,223)		(2,069)	(11,347)	[1]	(12,093)	[1]
Net cash used in discontinued operating activities	0		0	0		0	(23)	[1]	(23)	[1]
Total net cash used in operating activities	(746)		(55)	(2,223)		(2,069)	(11,370)	[1]	(12,116)	[1]
Cash flows from investing activities:
Purchase of property and equipment	(52)		(37)	(48)		(5)	(1,133)	[1]	(1,185)	[1]
Restricted cash	0		0	0		0	6	[1]	6	[1]
Investment in lease deposit	0		1	(16)		6	(17)	[1]	(17)	[1]
Net cash used in continuing investing activities	(52)		(36)	(64)		1	(1,144)	[1]	(1,196)	[1]
Net cash used in discontinued investing activities	0		0	0		0	(16)	[1]	(16)	[1]
Total net cash used in investing activities	(52)		(36)	(64)		1	(1,160)	[1]	(1,212)	[1]
Cash flows from financing activities:
Proceeds from issuance of Common stock, net	0		3,607	3,602		2,118	12,319	[1]	12,319	[1]
Proceeds from loans, notes and issuance of warrants, net	0		0	0		0	2,061	[1]	2,061	[1]
Credit from bank				0		(46)	0	[1]
Proceeds from exercise of warrants and options	20		55	515		88	631	[1]	651	[1]
Repayment of short-term loans	0		0	0		0	(601)	[1]	(601)	[1]
Net cash provided by continuing financing activities	20		3,662	4,117		2,160	14,410	[1]	14,430	[1]
Net cash provided by discontinued financing activities	0		0	0		0	43	[1]	43	[1]
Total net cash provided by financing activities	20		3,662	4,117		2,160	14,453	[1]	14,473	[1]
Increase (decrease) in cash and cash equivalents	(778)		3,571	1,830		92	1,923	[1]	1,145	[1]
Cash and cash equivalents at the beginning of the period	1,923	[1]	93	93		1	0	[1]	0	[1]
Cash and cash equivalents at end of the period	1,145	[1]	3,664	1,923	[1]	93	1,923	[1]	1,145	[1]
Non-cash financing activities:
Conversion of convertible loan and convertible note to shares Conversion of a debt to a trade payable to Common Stock $ 84	0		137	140		324
Conversion of other accounts payable to Common Stock	0		24	24		487
Conversion of a trade payable to Common Stock				$ 0		$ 200

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.
[2]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.

GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1 -	GENERAL

A.	Brainstorm Cell Therapeutics Inc. (formerly: Golden Hand Resources Inc.) (the "Company") was incorporated in the State of Washington on September 22, 2000.

B.	On May 21, 2004, the former major stockholders of the Company entered into a purchase agreement with a group of private investors, who purchased from the former major stockholders 6,880,000 shares of the then issued and outstanding 10,238,000 shares of Common Stock.

C.	On July 8, 2004, the Company entered into a licensing agreement with Ramot of Tel Aviv University Ltd. ("Ramot"), to acquire certain stem cell technology (see Note 4). Subsequent to this agreement, the Company decided to focus on the development of novel cell therapies for neurodegenerative diseases based on the acquired technology and research to be conducted and funded by the Company.

Following the licensing agreement dated July 8, 2004, the management of the Company decided to abandon all old activities related to the sale of the digital data recorder product. The discontinuation of this activity was accounted for under the provision of Statement of Financial Accounting Standard ASC 360-10 (formerly "SFAS" 144), "Accounting for the Impairment or Disposal of Long-Lived Assets".

D.	On October 25, 2004, the Company formed a wholly-owned subsidiary in Israel, Brainstorm Cell Therapeutics Ltd. ("BCT").

E.	On November 22, 2004, the Company changed its name from Golden Hand Resources Inc. to Brainstorm Cell Therapeutics Inc. to better reflect its new line of business in the development of novel cell therapies for neurodegenerative diseases. BCT, as defined below, owns all operational property and equipment.

F.	On September 17, 2006, the Company changed the Company's fiscal year-end from March 31 to December 31.

G.	In December 2006, the Company changed its state of incorporation from Washington to Delaware.

H.	Since its inception, the Company has devoted substantially all of its efforts to research and development, recruiting management and technical staff, acquiring assets and raising capital. In addition, the Company has not generated revenues. Accordingly, the Company is considered to be in the development stage, as defined in Statement of Financial Accounting Standards No. 7, "Accounting and reporting by development Stage Enterprises" ASC 915-10 (formerly "SFAS No. 7").

I.	In October 2010, the Israeli Ministry of Health (“MOH”) granted clearance for a Phase I/II clinical trial using the Company’s autologous NurOwn™ stem cell therapy in patients with amyotrophic lateral sclerosis (“ALS”), subject to some additional process specifications as well as completion of the sterility validation study for tests performed.

On February 23, 2011, the Company submitted to the MOH all the required documents. Following approval of the MOH, a Phase I/II clinical study for ALS patients using the Company’s autologous NurOwn™ stem cell therapy (the “Clinical Trial”) was initiated in June 2011.

In January 2012, the Company reported on an interim safety follow-up of the first 4 patients enrolled in its Clinical Trial indicating that no significant treatment-related adverse events were reported. The NurOwn™ treatment has thus so far proven to be safe, and has shown some initial indications of beneficial clinical effects.

J.	In February 2011, the U.S. Food and Drug Administration (“FDA”) granted orphan drug designation to the Company’s NurOwn™ autologous adult stem cell product candidate for the treatment of ALS.

GOING CONCERN

As reflected in the accompanying financial statements, the Company’s operations for the three months ended March 31, 2012, resulted in a net loss of $872. The Company’s balance sheet reflects an accumulated deficit of $44,950. These conditions, together with the fact that the Company is a development stage Company and has no revenues nor are revenues expected in the near future, raise substantial doubt about the Company's ability to continue to operate as a going concern. The Company’s ability to continue operating as a “going concern” is dependent on several factors, among them is its ability to raise sufficient additional working capital.

In 2009, the Company decided to focus only on the effort to commence clinical trials for ALS and such trials did commence in 2011.

In February 2011, the Company raised approximately $3.8 million from institutional and private investors. However, there can be no assurance that additional funds will be available on terms acceptable to the Company, or at all.

These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.

NOTE 1 -	GENERAL:

A.	Brainstorm Cell Therapeutics Inc. (formerly: Golden Hand Resources Inc.) (the "Company") was incorporated in the State of Washington on September 22, 2000.

B.	On May 21, 2004, the former major stockholders of the Company entered into a purchase agreement with a group of private investors, who purchased from the former major stockholders 6,880,000 shares of the then issued and outstanding 10,238,000 shares of Common Stock.

C.	On July 8, 2004, the Company entered into a licensing agreement with Ramot of Tel Aviv University Ltd. ("Ramot"), to acquire certain stem cell technology (see Note 3). Subsequent to this agreement, the Company decided to focus on the development of novel cell therapies for neurodegenerative diseases based on the acquired technology and research to be conducted and funded by the Company.

Following the licensing agreement dated July 8, 2004, the management of the Company decided to abandon all old activities related to the sale of the digital data recorder product. The discontinuation of this activity was accounted for under the provision of Statement of Financial Accounting Standard ASC 360-10 (formerly "SFAS" 144), "Accounting for the Impairment or Disposal of Long-Lived Assets".

D.	On October 25, 2004, the Company formed a wholly-owned subsidiary in Israel, Brainstorm Cell Therapeutics Ltd. ("BCT").

E.	On November 22, 2004, the Company changed its name from Golden Hand Resources Inc. to Brainstorm Cell Therapeutics Inc. to better reflect its new line of business in the development of novel cell therapies for neurodegenerative diseases. BCT, as defined below, owns all operational property and equipment.

F.	On September 17, 2006, the Company changed the Company's fiscal year-end from March 31 to December 31.

G.	In December 2006, the Company changed its state of incorporation from Washington to Delaware.

H.	Since its inception, the Company has devoted substantially all of its efforts to research and development, recruiting management and technical staff, acquiring assets and raising capital. In addition, the Company has not generated revenues. Accordingly, the Company is considered to be in the development stage, as defined in Statement of Financial Accounting Standards No. 7, "Accounting and reporting by development Stage Enterprises" ASC 915-10 (formerly "SFAS No. 7").

I.	In October 2010, the Israeli Ministry of Health (“MOH”) granted clearance for a Phase I/II clinical trial using the Company’s autologous NurOwn™ stem cell therapy in patients with amyotrophic lateral sclerosis (“ALS”), subject to some additional process specifications as well as completion of the sterility validation study for tests performed.

On February 23, 2011, the Company submitted, to the MOH, all the required documents. Following approval of the MOH, a Phase I/II clinical study for ALS patients using the Company’s autologous NurOwn™ stem cell therapy (the “Clinical Trial”) was initiated in June 2011.

After the balance sheet date, in January 2012, the Company reported on an interim safety follow-up of the first 4 patients enrolled in its Clinical Trial indicating that no significant treatment-related adverse events were reported. The NurOwn™ treatment has thus so far proven to be safe, and has shown some initial indications of beneficial clinical effects.

J.	In February 2011, the U.S. Food and Drug Administration (“FDA”) granted orphan drug designation to the Company’s NurOwn™ autologous adult stem cell product candidate for the treatment of ALS.

GOING CONCERN:

As reflected in the accompanying financial statements, the Company’s operations for the year ended December 31, 2011, resulted in a net loss of $3,918. The Company’s balance sheet reflects an accumulated deficit of $44,078. These conditions, together with the fact that the Company is a development stage Company and has no revenues nor are revenues expected in the near future, raise substantial doubt about the Company's ability to continue to operate as a going concern. The Company’s ability to continue operating as a “going concern” is dependent on several factors, among them is its ability to raise sufficient additional working capital.

In 2009, the Company decided to focus only on the effort to commence clinical trials for ALS and such trials did commence in 2011.

In February 2011, the Company raised approximately $3.8 million from institutional and private investors. However, there can be no assurance that additional funds will be available on terms acceptable to the Company, or at all.

These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2011 are applied consistently in these financial statements.

NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

A.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“GAAP”) applied on a consistent basis.

B.	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S dollar ("dollar") since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Part of the transactions of BCT are recorded in new Israeli shekels ("NIS"); however, a substantial portion of BCT’s costs are incurred in dollars or linked to the dollar. Accordingly, management has designated the dollar as the currency of BCT’s primary economic environment and thus it is their functional and reporting currency.

Transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10 (formerly Statement of Financial Accounting Standard 52), "Foreign Currency Translation". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

D.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, BCT. Intercompany balances and transactions have been eliminated upon consolidation.

E.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.

F.	Property and equipment:

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

%

Office furniture and equipment	7
Computer software and electronic equipment	33
Laboratory equipment	15
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life

G.	Impairment of long-lived assets:

The Company’s and BCT’s long-lived assets are reviewed for impairment in accordance with ASC 360-10 (formerly Statement of Financial Accounting Standard 144), "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2010 and 2011, no impairment losses were identified.

H.	Research and development expenses, net:

Research and development expenses, are charged to the statement of operations as incurred.

Royalty-bearing grants from the Government of Israel for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses. Such grants are included as a deduction of research and development costs since at the time received it is not probable the Company will generate sales from these projects and pay the royalties resulting from such sales.

I.	Severance pay:

The liability of BCT for severance pay is calculated pursuant to the Severance Pay Law in Israel, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date and is presented on an undiscounted basis.

BCT’s employees are entitled to one month's salary for each year of employment or a portion thereof. BCT’s liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Severance Pay Law in Israel or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Severance expenses for the year ended December 31, 2011 were $20.

J.	Accounting for stock-based compensation:

Effective April 1, 2006, the Company adopted ASC 718-10 (formerly Statement of Financial Accounting Standards 123 (Revised 2004)), "Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options under the Company's stock plans based on estimated fair values. ASC 718-10 supersedes the Company's previous accounting under Accounting Principles Board Opinion 25, "Accounting for Stock Issued to Employees" ("APB 25"). In March 2005, the Securities and Exchange Commission issued Staff Accounting Bulletin 107 ("SAB 107") relating to ASC 718-10. The Company has applied the provisions of SAB 107 in its adoption of ASC 718-10.

ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expense for the value of non-employee awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each award, net of estimated forfeitures.

The Company recognizes compensation expense for the value of employee awards that have graded vesting, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company estimates the fair value of restricted shares based on the market price of the shares at the grant date and estimates the fair value of stock options granted using a Black-Scholes options pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility was calculated based upon actual historical stock price movements over the period, equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with SAB 107 and SAB 110, using the "simplified" method. Grants to non-employees are based on the contractual term. The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

K.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of shares outstanding during each year, plus the dilutive potential of the Common Stock considered outstanding during the year, in accordance with ASC 260-10 (formerly Statement of Financial Accounting Standard 128), "Earnings per Share".

All outstanding stock options and warrants have been excluded from the calculation of the diluted loss per share for the year ended December 31, 2011 and December 31, 2010, since all such securities have an anti-dilutive effect.

L.	Income taxes:

The Company and BCT account for income taxes in accordance with ASC 740-10 (formerly Statement of Financial Accounting Standard 109), "Accounting for Income Taxes." This Statement requires the use of the liability method of accounting for income taxes, whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and BCT provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

In September 2006, the Financial Accounting Standards Board ("FASB") issued ASC 740-10 (formerly FASB interpretation ("FIN") 48), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109". ASC 740-10 establishes a single model to address accounting for uncertain tax positions. ASC 740-10 clarified the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 also provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The adoption of the provisions of ASC 740-10 did not have an impact on the Company's consolidated financial position and results of operations.

M.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, accounts receivable and prepaid expenses, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	3 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Condensed Financial Statements [Text Block]
NOTE 3 -	UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim financial statements have been prepared in a condensed format and include the consolidated financial operations of the Company and its wholly-owned subsidiary as of March 31, 2012 and for the three months then ended, in accordance with accounting principles generally accepted in the United States relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2012, are not necessarily indicative of the results that may be expected for the year ended December 31, 2012.

RESEARCH AND LICENSE AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Research and License Agreement [Abstract]
Research and License Agreement [Text Block]
NOTE 4 -	RESEARCH AND LICENSE AGREEMENT

The Company has a Research and License Agreement, as amended and restated, with Ramot. The Company obtained a waiver and release from Ramot pursuant to which Ramot agreed to an amended payment schedule regarding the Company's payment obligations under the Research and License Agreement and waived all claims against the Company resulting from the Company's previous defaults and non-payment under the Research and License Agreement. The waiver and release amended and restated the original payment schedule under the original agreement providing for payments during the initial research period and additional payments for any extended research period.

As of December 24, 2009, the Company had paid to Ramot $400 but did not make payments totaling $240 for the initial research period and payments totaling $380 for the extended research period.

On December 24, 2009, the Company and Ramot entered into a settlement agreement which amended the Research and License Agreement, as amended and restated pursuant to which, among other things, the following matters were agreed upon:

a)	Ramot released the Company from its obligation to fund the extended research period in the total amount of $1,140. Therefore, the Company deleted an amount in 2009, equal to $760 from it research and development expenses that were previously expensed.

b)	Past due amounts of $240 for the initial research period plus interest of $32 owed by the Company to Ramot was converted into 1,120,000 shares of common stock on December 30, 2009. Ramot was required to deposit the shares with a broker and only sell the shares in the open market after 185 days from the issuance date.

c)	In the event that the total proceeds generated by sales of the shares on December 31, 2010, together with the March 31, 2010 payment, are less than $240 on or prior to December 31, 2010, then on such date the Company shall pay to Ramot the difference between the proceeds that Ramot has received from sales of the shares up to such date together with the September Payment (if any) that has been transferred to Ramot up to such date, and $240. Related compensation in the amount of $51 was recorded as research and development expenses.

In January 2011 Ramot exercised additional 167,530 Common Stock of the Company, for $35, which finalized the sale of the 1,120,000 Common Stock of the Company granted to Ramot for $235. In February 2011 the Company paid the remaining $5 and finalized the balance due to Ramot according to the settlement agreement between the parties dated December 24, 2009.

NOTE 3 -	RESEARCH AND LICENSE AGREEMENT

On July 8, 2004, the Company entered into a research and license agreement (the "Original Agreement") with Ramot. The license agreement grants the Company an exclusive, worldwide, royalty-bearing license to develop, use and sell certain stem cell technology. In consideration of the license, the Company was required to remit an upfront license fee payment of $100; royalties at a rate of 5% of all net sales of products and 30% of all sublicense receipts. In addition, the Company granted Ramot and certain of its designees fully vested warrants to purchase 10,606,415 shares of Common Stock at an exercise price of $0.01 per share. The Company also agreed to fund, through Ramot, further research in consideration of $570 per year for an initial two-year period (“initial research period”). The Company also agreed to fund research for a further two-year period if certain research milestones are met for an additional $1,140 (“extended research period”).

The warrants issued pursuant to the agreement were issued to Ramot and its designees effective as of November 4, 2004. Each of the warrants is exercisable for a seven-year period beginning on November 4, 2005.

On March 30, 2006, the Company entered into an Amended Research and License Agreement with Ramot, for the purpose of amending and restating the Original Agreement. According to the agreement, the initial period was amended to an initial research period of three years. The Amended Research and License Agreement also extends the additional two-year research period in the Original Agreement to an additional three-year research period if certain research milestones are met. The Amended Research and License Agreement retroactively amended the consideration to $380 per year, instead of $570 per year. As a consequence, an amount of $300 was charged to the statement of operations as research and development expenses in the year ended in March 31, 2006. In addition, the Amended Research and License Agreement reduced royalties that the Company may have to pay Ramot, in certain cases, from 5% to 3% of net sales and also reduces the sublicenses receipt from 30% to 20%-25% of sublicense receipts.

On July 26, 2007, the Company entered into a Second Amended and Restated Research and License Agreement with Ramot. On August 1, 2007, the Company obtained a waiver and release from Ramot pursuant to which Ramot agreed to an amended payment schedule regarding the Company's payment obligations under the Amended Research and License Agreement, dated March 30, 2006, and waived all claims against the Company resulting from the Company's previous defaults and non-payment under the Original Agreement and the Amended Research and License Agreement. The payments described in the waiver and release covered all payment obligations that were past due and not yet due pursuant to the Original Agreement. The waiver and release amended and restated the remaining unpaid balance of $240 of the original payment schedule for the initial research period.

As of December 24, 2009, the Company had not made the payments totaling $240.

On December 24, 2009, the Company and Ramot entered into a settlement under which, among other things, the following matters were agreed upon:

a)	Ramot released the Company from the Company’s obligation to fund the extended research period in the total amount of $1,140.Therefore, the Company removed an amount of $760 from its research and development expenses that had accumulated in the past.

b)	Past due amounts of $240 for the initial research period plus interest of $32 owed by the Company to Ramot was converted into 1,120,000 restricted shares of common stock on December 30, 2009. Ramot deposited the shares with a broker and may sell the shares in the free market after 185 days from the issuance date.

In the event that the total proceeds generated by sales of the shares are less than $120 on or prior to September 30, 2010 ("September Payment"), then on such date the Company had to pay to Ramot the difference between the aggregate proceeds that had been received by Ramot up to such date, and $120. In the event that the total proceeds generated by sales of the shares, together with the September 30, 2010 payment, are less than $240 on or prior to December 31, 2010, then the Company had to pay to Ramot the difference between the proceeds that Ramot had received from sales of the shares up to such date together with the September Payment (if any) that had been transferred to Ramot up to such date, and $240. Related compensation in the amount of $51 was recorded as research and development expenses.

As of December 31, 2011, Ramot had sold all 1,120,000 shares of Common Stock of the Company issued under the settlement agreement for $235. The Company paid the remaining balance of $5 and finalized the balance due to Ramot according to the settlement agreement between the parties dated December 24, 2009.

In December 2011, the Company signed an agreement with BCT and Ramot, in which the Company assigned to BCT its rights under the License Agreement with Ramot, as well as its ownership rights in the joint patent application with Ramot. The Company guarantees all BCT obligations under the License Agreement towards Ramot.

CONSULTING AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Consulting Agreements [Abstract]
Consulting Agreements [Text Block]
NOTE 5 -	CONSULTING AGREEMENTS

A.	On July 8, 2004, the Company entered into two consulting agreements with Prof. Eldad Melamed and Dr. Daniel Offen (together, the "Consultants"), under which the Consultants provide the Company scientific and medical consulting services in consideration for a monthly payment of $6 each. In addition, the Company granted each of the Consultants, a fully vested warrant to purchase 1,097,215 shares of Common Stock at an exercise price of $0.01 per share. The warrants issued pursuant to the agreement were issued to the Consultants effective as of November 4, 2004. Each of the warrants is exercisable for a seven-year period beginning on November 4, 2005. As of September 2010, all the above warrants had been exercised.

B.	On December 16, 2010, the Company approved a grant of 1,100,000 shares of the Company's Common Stock to the two Consultants, for services rendered through December 31, 2010. Related compensation in the amount of $220 was recorded as research and development expense. A sum of $487 was cancelled concurrently with the issuance of the 1,100,000 shares of Common Stock of the Company.

C.	On June 27, 2011, the Company approved an additional grant of 400,000 shares of the Company's Common Stock to Prof. Daniel Offen, for services rendered through December 31, 2009. Related compensation in the amount of $192 is recorded as research and development expense.

D.	As of March 31, 2012, the Company has a total obligation of $135 for services rendered by the Consultants under the abovementioned agreements.

NOTE 4 -	CONSULTING AGREEMENTS

A.	On July 8, 2004, the Company entered into two consulting agreements with Prof. Eldad Melamed and Prof. Daniel Offen (together, the "Consultants"), upon which the Consultants shall provide the Company scientific and medical consulting services in consideration for a monthly payment of $6 each. In addition, the Company granted each of the Consultants, a fully vested warrant to purchase 1,097,215 shares of Common Stock at an exercise price of $0.01 per share. The warrants issued pursuant to the agreement were issued to the Consultants effective as of November 4, 2004. Each of the warrants is exercisable for a seven-year period beginning on November 4, 2005. As of December 31, 2010, the two Consultants exercised the above warrants to Common Stock of the Company.

B.	On December 16, 2010, the Company approved a grant of 1,100,000shares of the Company's Common Stock to the two Consultants, for services rendered through December 31, 2010. Related compensation in the amount of $220 was recorded as research and development expense. A sum of $487 was cancelled concurrently with the issuance of the 1,100,000 shares of Common Stock of the Company.

C.	On June 27, 2011, the Company approved an additional grant of 400,000shares of the Company's Common Stock to Prof. Daniel Offen, for services rendered through December 31, 2009. Related compensation in the amount of $192 is recorded as research and development expense.

SHORT-TERM CONVERTIBLE NOTE	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Short Term Convertible Note [Abstract]
Short Term Convertible Note [Text Block]
NOTE 6 -	SHORT-TERM CONVERTIBLE NOTE

On December 13, 2009, the Company issued a $135 Convertible Promissory Note to its legal advisor for $217 in legal fees accrued through October 31, 2009. Interest on the Note accrued at the rate of 4%. The legal advisor has the right at any time to convert all or part of the outstanding principal and interest amount of the note into shares of Common Stock based on the five day average closing stock price prior to conversion election.

The gap between the amount the Company owed to the legal advisor and the principal of the Convertible Promissory Note in the amount of $82 was deducted from general and administrative expenses.

On February 19, 2010, the Company's legal advisor converted the entire accrued principal and interest of $135 Convertible Promissory Note into 402,385 shares of Common Stock.

On September 15, 2010, the Company issued a $135 Convertible Promissory Note to its legal advisor for legal fees accrued through December 31, 2010. Interest on the Note was at the rate of 4%. The legal advisor has the right at any time to convert all or part of the outstanding principal and interest amount of the note into shares of Common Stock based on the five day average closing stock price prior to conversion election.

On February 18, 2011, the legal advisor converted the entire accrued principal and interest into 445,617 shares of Common Stock.

NOTE 8 -	SHORT-TERM CONVERTIBLE NOTE

On December 13, 2009, the Company issued a $135 Convertible Promissory Note to its legal advisor for $217 in legal fees accrued through October 31, 2009. Interest on the Note accrued at the rate of 4%. The legal advisor has the right at any time to convert all or part of the outstanding principal and interest amount of the note into shares of Common Stock based on the five day average closing stock price prior to conversion election.

The gap between the amount the Company owed to the legal advisor and the principal of the Convertible Promissory Note in the amount of $82 was deducted from general and administrative expenses.

On February 19, 2010, the Company's legal advisor converted the entire accrued principal and interest of $135 Convertible Promissory Note into 402,385 shares of Common Stock.

On September 15, 2010, the Company issued a $135 Convertible Promissory Note to its legal advisor for legal fees accrued through December 31, 2010. Interest on the Note was at the rate of 4%. The legal advisor has the right at any time to convert all or part of the outstanding principal and interest amount of the note into shares of Common Stock based on the five day average closing stock price prior to conversion election.

On February 18, 2011, the legal advisor converted the entire accrued principal and interest into 445,617 shares of Common Stock.

SHORT-TERM LOANS	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 7 -	SHORT-TERM LOANS

In March 2007, the Company issued a $150 convertible note to a lender, with an annual interest rate of 8% for the first year, with an increase up to 10% after the first year. On January 27, 2010, the lender converted the entire accrued principal and interest of $189 into 1,016,109 shares of Common Stock of the Company. In July 2011, the Company issued to the lender an additional 309,977 shares of Common Stock of the Company with regard to the above conversion.

Since the outcome of the issuance of the shares was to relieve the debtor from its obligation, based on guidance in ASC 860-10 (formerly FASB No 140) and ASC 450-20 Extinguishment of Liabilities” the Company derecognized the liability with the difference recognized in earnings.

STOCK CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8 -	STOCK CAPITAL

A.	The rights of Common Stock are as follows:

Holders of Common Stock have the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company and the right to receive dividends, if declared.

The Common Stock is registered and publicly traded on the Over-the-Counter Bulletin Board service of the National Association of Securities Dealers, Inc. under the symbol BCLI.

B.	Issuance of shares warrants and options:

1.	Private placements:

a)	On June 24, 2004, the Company issued to investors 8,510,000 shares of Common Stock for total proceeds of $60 (net of $25 issuance expenses).

b)	On February 23, 2005, the Company completed a private placement for sale of 1,894,808 units for total proceeds of $1,418. Each unit consists of one share of Common Stock and a three-year warrant to purchase one share of Common Stock at $2.50 per share. This private placement was consummated in three tranches which closed in October 2004, November 2004 and February 2005.

c)	On May 12, 2005, the Company issued to an investor 186,875 shares of Common Stock at a price of $0.8 per share for total proceeds of $149.

d)	On July 27, 2005, the Company issued to investors 165,000 shares of Common Stock at a price of $0.6 per share for total proceeds of $99.

e)	On August 11, 2005, the Company signed a private placement agreement with investors for the sale of up to 1,250,000 units at a price of $0.8 per unit. Each unit consists of one share of Common Stock and one warrant to purchase one share of Common Stock at $1.00 per share. The warrants are exercisable for a period of three years from issuance. On March 31, 2005, the Company sold 312,500 units for total net proceeds of $225. On December 7, 2005, the Company sold 187,500 units for total net proceeds of $135.

f)	On July 2, 2007, the Company entered into an investment agreement, pursuant to which the Company agreed to sell up to 27,500,000 shares of Common Stock, for an aggregate subscription price of up to $5 million and warrants to purchase up to 30,250,000 shares of Common Stock. Separate closings of the purchase and sale of the shares and the warrants were originally scheduled to take place as follows:

Purchase date	Purchase price	Number of subscription shares	Number of warrant shares

August 30, 2007	$1,250 (includes $250 paid as a convertible loan)	6,875,000	7,562,500
November 15, 2007	$750	4,125,000	4,537,500
February 15, 2008	$750	4,125,000	4,537,500
May 15, 2008	$750	4,125,000	4,537,500
July 30, 2008	$750	4,125,000	4,537,500
November 15, 2008	$750	4,125,000	4,537,500

On August 18, 2009, the Company entered into an amendment to the investment agreement with the investor providing for the following:

(a)	The investor shall invest the remaining amount of the original investment agreement at price per share of $0.12 in monthly installments of not less than $50 starting August 1, 2009. The investor may accelerate such payments at his discretion.

1.	Private placements: (Cont.)

(b)	The exercise price of the last 10,083,334 warrants decreased from an exercise price of $0.36 per share to $0.29 per share.

(c)	All warrants expire on November 5, 2013 instead of November 5, 2011.

(d)	The price per share of the investment agreement decreased from $0.1818 to $0.12, therefore the Company adjusted the number of Shares of Common Stock issuable pursuant the investment agreement retroactively and issued to the investor on October 28, 2009 an additional 9,916,667 shares of Common Stock for past investment.

(e)	The investor has the right to cease payments in the event that the price per share as of the closing on five consecutive trading days shall decrease to $0.05.

On January 18, 2011 the Company and an investor signed an agreement to balance amounts due to the investor, totaling $20, against the remaining balance of the investment. The Company issued to the investor 10,499,999 shares of Common Stock and a warrant to purchase 4,539,500 shares of the Company's Common Stock at an exercise price of $0.20 per share

As of March 31, 2011, the Company issued to the investor and its designees an aggregate of 41,666,667 shares of common stock and a warrant to purchase 10,083,333 shares of the Company's common stock at an exercise price of $0.20 per share and a warrant to purchase 20,166,667 shares of common stock at an exercise price of $0.29 per share. The warrants may be exercised at any time and expire on November 5, 2013.

In addition, the Company agreed to issue an aggregate of 1,250,000 shares of Common Stock to a related party as an introduction fee for the investment. The shares shall be issued pro rata to the funds received from the investor.

As of December 31, 2010, the introduction fee was paid in full.

g)	In January 2010, the Company issued 1,250,000 units to a private investor for total proceeds of $250. Each unit consists of one share of Common Stock and a two-year warrant to purchase one share of Common Stock at $0.50 per share.

h)	In February 2010, the Company issued 6,000,000 shares of Common Stock to 3 investors (2,000,000 to each investor) and warrants to purchase an aggregate of 3,000,000 shares of Common Stock (1,000,000 to each investor) with an exercise price of $0.5 for aggregate proceeds of $1,500 ($500 each).

i)	On February 7, 2011, the Company issued 833,333 shares of Common Stock, at a price of $0.3 per share, and a warrant to purchase 641,026 shares of the Company's Common Stock at an exercise price of $0.39 per share for one year for total proceeds of $250.

1.	Private placements: (Cont.)

j)	On February 23, 2011, the Company entered into an investment agreement, pursuant to which the Company agreed to sell up to 12,815,000 shares of Common Stock, for an aggregate subscription price of up to $3.6 million and warrants to purchase up to 19,222,500 shares of Common Stock as follows: warrant to purchase 12,815,000 shares of Common Stock at $0.5 for two years, and warrants to purchase 6,407,500 shares of Common Stock at $0.28 for one year.

In addition, the Company agreed to pay 10% of the funds received for the distribution services received, out of this amount, 4% was be paid in stock and the remaining 6% in cash. Accordingly, in March 2011, the company issued 512,600 Common Stock and paid $231.

2.	Share-based compensation to employees and to directors:

a)	Options to employees and directors:

On November 25, 2004, the Company's stockholders approved the 2004 Global Stock Option Plan and the Israeli Appendix thereto (which applies solely to participants who are residents of Israel) and on March 28, 2005, the Company's stockholders approved the 2005 U.S. Stock Option and Incentive Plan, and the reservation of 9,143,462 shares of Common Stock for issuance in the aggregate under these stock option plans.

Each option granted under the plans is exercisable until the earlier of ten years from the date of grant of the option or the expiration dates of the respective option plans. The 2004 and 2005 options plans will expire on November 25, 2014 and March 28, 2015, respectively. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised. The options vest primarily over three or four years. Any options that are canceled or forfeited before expiration become available for future grants.

On June 5, 2008, the Company's stockholders approved an amendment and restatement of the Company’s 2004 Global Share Option Plan and 2005 U.S. Stock Option and Incentive Plan to increase the number of shares of common stock available for issuance under these stock option plans in the aggregate by 5,000,000 shares.

In June 2011, the Company's stockholders approved an increase the number of shares of common stock available for issuance under these stock option plans in the aggregate by 5,000,000 shares.

As of March 31, 2012, 1,825,103 options are available for future grants.

On May 27, 2005, the Company granted one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.75 per share. The option is fully vested and expires after 10 years.

On February 6, 2006, the Company entered into an amendment to the Company's option agreement with the Company's former Chief Financial Officer. The amendment changed the exercise price of the 400,000 options granted to him on February 13, 2005 from $0.75 to $0.15 per share.

On May 2, 2006, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and expires after 10 years. The compensation related to the option, in the amount of $48, was recorded as general and administrative expense.

On June 22, 2006, the Company entered into an amendment to the Company's option agreement with two of its employees. The amendment changed the exercise price of 270,000 options granted to them from $0.75 to $0.15 per share. The excess of the fair value resulting from the modification, in the amount of $2, was recorded as general and administration expense over the remaining vesting period of the options.

On September 17, 2006, the Company entered into an amendment to the Company's option agreement with one of its directors. The amendment changed the exercise price of 100,000 options granted to the director from $0.75 to $0.15 per share.

On March 21, 2007, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $43, was recorded as general and administrative expense.

On July 1, 2007, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $38, was recorded as general and administrative expense. On October 22, 2007, the Company and the director agreed to cancel and relinquish all the options which were granted on July 1, 2007.

On July 16, 2007, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $75, was recorded as general and administrative expense.

On August 27, 2007, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $84, was recorded as general and administrative expense.

On October 23, 2007, the Company granted to its Chief Executive Officer an option to purchase 1,000,000 shares of Common Stock at an exercise price of $0.87 per share. The option is fully vested and expires after 10 years. The total compensation related to the option is $733, which is amortized over the vesting period as general and administrative expense.

On November 5, 2008, the Company entered into an amendment to the Company's option agreement with the Company's Chief Executive Officer. The amendment changed the exercise price of the 1,000,000 options from $0.87 to $0.15 per share. The compensation related the modification of the purchase price in the amount of $4 was recorded as general and administrative expense.

On June 29, 2009, the Company granted to its former Chief Executive Officer and director an option to purchase 1,000,000 shares of Common Stock at an exercise price of $0.067 per share. The option vests with respect to 1/3 of the shares subject to the option on each anniversary of the date of grant and expires after 10 years. The total compensation related to the option is $68, which is amortized over the vesting period as general and administrative expense. In February 2011, the former CEO resigned. On July 25, 2011 the Company signed a settlement agreement with the former CEO under which 483,333 shares out of the above grant became fully vested exercisable through April 30 2012. An additional $30 was written as compensation in general and administrative expense.

After the balance sheet date, the former CEO exercised the option to 483,333 shares of Common Stock for an exercise price of $32.

On June 29, 2009, the Company granted to its former Chief Financial Officer an option to purchase 200,000 shares of Common Stock at an exercise price of $0.067 per share. The option vested with respect to 1/3 of the shares subject to the option. In connection with the former Chief Financial Officer’s resignation, 2/3 of the above shares were cancelled and the remaining 66,667 are valid through April 7, 2011.

On August 31, 2009, the Company granted to two of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. Each option vests with respect to 1/3 of the shares subject to the option on each anniversary of the date of grant and expires after 10 years. The total compensation related to the option is $32, which is amortized over the vesting period as general and administrative expense.

On December 13, 2009, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $21, was recorded as general and administrative expense.

On February 10, 2010, the Company granted to an employee an option to purchase 30,000 shares of Common Stock at an exercise price of $0.32 per share. The option vests with respect to 1/3 of the shares subject to the option on each anniversary of the date of grant and expires after 10 years. The total compensation related to the option is $9, which is amortized over the vesting period as research and development expense.

On April 13, 2010, the Company, Abraham Israeli and Hadasit Medical Research Services and Development Ltd. (“Hadasit”) entered into an Agreement (the “Agreement”) pursuant to which Mr. Israeli agreed, during the term of the Agreement, to serve as (i) the Company’s Clinical Trials Advisor and (ii) a member of the Company’s Board of Directors.  In consideration of the services to be provided by Mr. Israeli to the Company under the Agreement, the Company agreed to grant options annually during the term of the Agreement for the purchase of its Common Stock, as follows:

·	An option for the purchase of 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share to Mr. Israeli; and
·	An option for the purchase of 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share to Hadasit,
·	* Such options will vest and become exercisable in twelve (12) consecutive equal monthly amounts.

In April 2010, the Company granted to Mr. Israeli an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share. The total compensation related to the option was $50, which is amortized over the vesting period as general and administrative expense.

On January 30, 2011 the Company signed an agreement with a new COO and acting CEO. According to the employment agreement, the new COO received 450,000 options to purchase Common Stock of the Company at $0.20.

On June 27 2011, the Company granted to Mr. Israeli an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share. The total compensation related to the option was $48, which is amortized over the vesting period as general and administrative expense.

On June 27 2011, the Company granted to four of its directors an option to purchase 634,999 shares of Common Stock of the Company at $0.15. The total compensation related to the option was $287, which is amortized over the vesting period as general and administrative expense.

On August 10 2011, the Company granted to its CEO, an option to purchase 70,000 shares of Common Stock of the Company at $0.20. The total compensation related to the option was $26, which was amortized as general and administrative expense.

In the three months ended March 31 2012, 167,849 options were exercised by former CEO of the Company for $20.

After the balance sheet date, the Company granted to Mr. Israeli an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share.

b)	Restricted shares to directors (Cont.):

A summary of the Company's option activity related to options to employees and directors, and related information is as follows:

	For the period ended March 31, 2012
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
		$	$

Outstanding at beginning of period	4,938,821	0.168
Granted	-
Exercised	167,849	0.150
Reclassified	13,784	0.067

Outstanding at end of period	4,784,756	0.169	807,430

Vested and expected-to-vest at end of period	3,784,617	0.166	627,162

On May 2, 2006, the Company issued to two of its directors 200,000 restricted shares of common stock (100,000 each). The restrictions on the shares have fully lapsed. The compensation related to the stocks issued amounted to $104, which was amortized over the vesting period as general and administrative expenses.

On April 20, 2007, based on a board resolution dated March 21, 2007, the Company issued to a director 100,000 restricted shares of Common Stock. The restrictions on the shares have fully lapsed. The compensation related to the shares issued amounted to $47, which was amortized over the vesting period as general and administrative expenses.

In addition, on April 20, 2007, based on a board resolution dated March 21, 2007, the Company issued to another director 100,000 restricted shares of Common Stock. The restricted shares are not subject to any right to repurchase, and the compensation related to the shares issued amounted to $47 was recorded as prepaid general and administrative expenses in the three months ended March 31, 2007.

On August 27, 2008, the Company issued to one of its directors 960,000 shares of Common Stock upon a cashless exercise by a shareholder of a warrant to purchase 1,000,000 shares of Common Stock at an exercise price of $.01 per share that was acquired by the shareholder from Ramot. The shares were allocated to the director by the shareholder.

In May 2010, based on a board resolution dated June 29, 2009, the Company issued to three of its directors 300,000 restricted shares of Common Stock. The restrictions of the shares shall lapse in three annual and equal portions commencing with the grant date.

In May and in June 2010, based on a board resolution dated June 29, 2009, the Company issued to three of its Scientific Advisory Board members and two of its Advisory Board members 500,000 restricted shares of common stock. The restrictions of the shares shall lapse in three annual and equal portions commencing with the grant date.

On April 6, 2010, Prof. Melamed fully exercised his warrant to purchase 1,097,215 shares of the Company’s Common Stock; the warrant was issued to him pursuant to the agreement with the Consultants effective as of November 4, 2004.

3.	Shares and warrants to investors and service providers:

The Company accounts for shares and warrants issued to non-employees using the guidance of ASC 718-10 (formerly "SFAS" 123(R)), "Accounting for Stock-Based Compensation" and ASC 505-50-30 (formerly "EITF" 96-18), "Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling, Goods or Services," whereby the fair value of such option and warrant grants is determined using a Black-Scholes options pricing model at the earlier of the date at which the non-employee's performance is completed or a performance commitment is reached.

a)	Warrants to investors and service providers and investors:
Issuance date	Number of warrants issued	Exercised	Forfeited	Outstanding	Exercise Price $	Warrants exercisable	Exercisable through

November 2004	12,800,845	11,761,281	151,803	887,761	0.01	887,761	April 2012
December 2004	1,800,000	1,800,000		-	0.00005	–	-
February 2005	1,894,808		1,894,808	-	2.5	-	-
May 2005	47,500		47,500	-	1.62	-	-
June 2005	30,000			30,000	0.75	30,000	June 2015
August 2005	70,000		70,000	-	0.15	-	-
September 2005	3,000	3,000		-	0.15	-	-
September 2005	36,000		36,000	-	0.75	-	-
September-December 2005	500,000		500,000	-	1	-	-
December 2005	20,000	20,000		-	0.15	-	-
December 2005	457,163	150,000		307,163	0.15	307,163	December 2015
February 2006	230,000			230,000	0.65	230,000	February 2016
February 2006	40,000		40,000	-	1.5	-
February 2006	8,000		8,000	-	0.15	-
February 2006	189,000	97,696	91,304	-	0. 5	-	-
May 2006	50,000			50,000	0.0005	50,000	May 2016
May -December 2006	48,000		48,000	-	0.35	-	-
May -December 2006	48,000		48,000	-	0.75	-	-
May 2006	200,000			200,000	1	200,000	May 2011
June 2006	24,000		24,000	-	0.15	-	-
May 2006	19,355		19,355	-	0.15	-	-
October 2006	630,000	630,000		-	0.3	-	-
December 2006	200,000		200,000	-	0.45	-	-
March 2007	200,000		200,000	-	0.47	-	-
March 2007	500,000			500,000	0.47	500,000	March 2017
March 2007	50,000		50,000	-	0.15	-	-
March 2007	15,000		15,000	-	0.15	-	-
February 2007	50,000		50,000	-	0.45	-	-
March 2007	225,000		225,000	-	0.45	-	-
March 2007	50,000		50,000	-	0.45	-	-
April 2007	33,300		33,300	-	0.45	-	-
May 2007	250,000		250,000	-	0.45	-	-
July 2007	500,000			500,000	0.39	500,000	July 2017
September 2007	500,000			500,000	0.15	500,000	August 2017
August 2007	7,562,500			7,562,500	0.2	7,562,500	November 2013
July 2007	30,000		30,000	-	0.45	-	-
July 2007	100,000		100,000	-	0.45	-	-
October 2007	200,000			200,000	0.15	200,000	August-October 2017
November 2007	2,520,833			2,520,833	0.20	2,520,833	November 2013
November 2007	2,016,667			2,016,667	0.29	2,016,667	November 2013
April 2008	4,537,500			4,537,500	0.29	4,537,500	November 2013
August 2008	3,529,166			3,529,166	0.29	3,529,166	November 2013
August 2008	1,008,334			1,008,334	0.29	1,008,333	November 2013
November 2008	100,000			100,000	0.15	100,000	September 2018
April 2009	200,000			200,000	0.1	200,000	April 2019
October 2009	200,000	100,000		100,000	0.067	66,667	October 2019
October 2009	4,537,500			4,537,500	0.29	4,537,500	November 2013
January 2010	1,250,000		1,250,000	-	0.5	-	-
February 2010	125,000	125,000		-	0.01	-	-
February 2010	3,000,000		3,000,000	-	0.5	-	-
January 2011	4,537,500			4,537,500	0.29	4,537,500	November 2013
February 2011	641,026		641,026	-	0.39	-	-
February 2011	6,407,500	946,834	5,460,666	-	0.28	-	-
February 2011	12,815,000			12,815,000	0.5	12,815,000	February 2013
April 2010	33,334			33,334	0.00005	33,334	April 2020
April 2011	33,334			33,334		33,334	April 2021
February 2010	1,500,000			1,500,000		500,000	February 2020
	78,604,165	15,633,811	14,533,762	48,436,590		47,403,257

The fair value for the warrants to service providers was estimated on the date of grant using a Black-Scholes option pricing model, with the following weighted-average assumptions for the 3 month activity ended on March 31, 2011; weighted average volatility of 134%-141%, risk free interest rates of 2.26%-3.47% dividend yields of 0% and a weighted average life of the options of 6-10 years.

b)	Shares:

On June 1 and June 4, 2004, the Company issued 40,000 and 150,000 shares of Common Stock for 12 months of filing services and legal and due-diligence services, respectively, with respect to a private placement. Compensation expense related to filing services, totaling $26, was amortized over a 12-month period. Compensation related to legal services, totaling $105 was recorded as equity issuance cost and had no effect on the statement of operations.

On July 1 and September 22, 2004, the Company issued 20,000 and 15,000 shares to a former director for financial services for the first and second quarters of 2004, respectively. Related compensation in the amount of $39 was recorded as general and administrative expense.

On February 10, 2005, the Company signed an agreement with one of its service providers under which the Company issued the service provider 100,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan of the Company. All restrictions on these shares have lapsed.

In March and April 2005, the Company signed an agreement with four members of its Scientific Advisory Board under which the Company issued to the members of the Scientific Advisory Board 400,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan (100,000 each). All restrictions on these shares have lapsed.

In July 2005, the Company issued to its legal advisors 50,000 shares for legal services for 12 months. The compensation related to the shares in the amount of $37.5 was recorded as general and administrative expense.

In January 2006, the Company issued to two service providers 350,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan of the Company. All restrictions on these shares have lapsed. Related compensation in the amount of $23 was recorded as general and administrative expense.

On March 6, 2006, the Company issued to its legal advisor 34,904 shares of Common Stock. The shares are in lieu of $18.5 payable to the legal advisor. Related compensation in the amount of $18.5 was recorded as general and administrative expense.

On April 13, 2006, the Company issued to service providers 60,000 shares of Common Stock at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan of the Company. Related compensation in the amount of $25.8 was recorded as general and administrative expense.

On May 9, 2006, the Company issued to its legal advisor 65,374 shares of Common Stock in lieu of payment for legal services. Related compensation in the amount of $33 was recorded as general and administrative expense.

On June 7, 2006, the Company issued to a service provider 50,000 shares of Common Stock for filing services for 12 months. Related compensation in the amount of $24.5 was recorded as general and administrative expense.

On May 5, 2006, the Company issued 200,000 shares of Common Stock to a finance consultant for his services. Related compensation in the amount of $102 was recorded as general and administrative expense.

On August 14, 2006, the Company issued 200,000 shares of Common Stock to a service provider. Related compensation in the amount of $68 was recorded as general and administrative expense.

On August 17, 2006, the Company issued 100,000 shares of Common Stock to a service provider. Related compensation in the amount of $35 was recorded as general and administrative expense.

On September 17, 2006, the Company issued to its legal advisor 231,851 shares of Common Stock in lieu of $63 payable to the legal advisor. [Related compensation in the amount of $63 was recorded as general and administrative expense.]

On April 1 and September 30, 2006, the Company issued to its business development advisor, based on an agreement, 240,000 shares of Common Stock. Related compensation in the amount of $74 was recorded as general and administrative expense.

On January 3, 2007, the Company issued to its legal advisor 176,327 shares of Common Stock in lieu of $45 payable to the legal advisor. Related compensation in the amount of $49 was recorded as general and administrative expense.

On April 12, 2007, the Company issued to its filing and printing service providers 80,000 shares of Common Stock in lieu of $15 payable to the service provider. Related compensation in the amount of $30 was recorded as general and administrative expense. In addition, the Company was obligated to issue the filing and printing service providers additional shares, in the event that the total value of the shares previously issued (as quoted on the Over-the-Counter Bulletin Board or such other exchange where the Common Stock is quoted or listed) was less than $0.20 on March 20, 2008. As a result, the Company recorded a liability in the amount of $20.

On April 12, 2007, the Company issued to its legal advisor 108,511 shares of Common Stock in lieu of $29 payable to the legal advisor. Related compensation in the amount of $40 was recorded as general and administrative expense.

On May 18, 2007, the Company issued to its legal advisor 99,257 shares of Common Stock in lieu of $33 payable to the legal advisor. Related compensation in the amount of $33 was recorded as general and administrative expense.

On October 29, 2007, the Company issued to a scientific advisory board member 80,000 shares of the Company’s Common Stock for scientific services. Compensation of $67 was recorded as research and development expense.

On May 20, 2008, the Company issued to its financial advisor 90,000 shares of the Company's Common Stock. The shares were for $35 payable to the financial advisor for introduction fee of past convertible loans. Related compensation in the amount of $36 was recorded as financial expenses.

On April 5, 2009, the Company issued to its Chief Technology Advisor 1,800,000 shares of Common Stock. The shares were for $180 payable to the advisor. Related compensation in the amount of $144 was recorded as research and development expense.

On June 24, 2009, the Company issued to its public relations advisor 250,000 shares of Common Stock. The shares were for $25 payable to the advisor. Related compensation in the amount of $18 was recorded as general and administrative expense.

On July 8, 2009, the Company issued to its financial consultant 285,714 shares of the Company's Common Stock. The shares were for $20 payable to the financial consultant for valuation of options and warrants. Related compensation in the amount of $20 was recorded as general and administrative expense.

On July 15, 2009, the Company issued to a service provider 357,142 shares of the Company's Common Stock. The shares were for $25 payable to the service provider for filing services. Related compensation in the amount of $21 was recorded as general and administrative expense.

On August 10, 2009, the Company issued to a service provider 71,428 shares of the Company's Common Stock. The shares were for $5 payable to the service provider for IT services. Related compensation in the amount of $4 was recorded as general and administrative expense.

On January 5, 2010, the Company issued to its public relations advisor 50,000 shares of the Company's Common Stock for six months service. The issuance of the shares is part of the agreement with the public relations advisor that entitled them to a monthly grant of 8,333 shares of the Company's Common Stock. Related compensation in the amount of $12 was recorded as general and administrative expense.

On January 6, 2010, the Company issued to a service provider 60,000 shares of the Company's Common Stock. The shares were for $15 payable to the service provider for insurance and risk management consulting and agency services for three years. Related compensation in the amount of $16 was recorded as general and administrative expense.

On March 5, 2007, the Company issued a $150 Convertible Promissory Note to a third party. Interest on the note accrued at the rate of 8% per annum for the first year and 10% per annum after the first year. On January 27, 2010, the third party converted the entire accrued principle and interest outstanding under the note, amounting to $189, into 1,016,109 shares of Common Stock.

On December 13, 2009, the Company issued a $135 Convertible Promissory Note to it legal advisor for $217 in legal fees accrued through October 31, 2009. Interest on the note accrued at the rate of 4%. On February 19, 2010, the Company’s legal advisor converted the entire accrued principal and interest of outstanding under the note into 402,385 shares of Common Stock.

In May 2010, based on a board resolution dated June 29, 2009 the Company issued to one of its public relations advisors 100,000 restricted shares of Common Stock. The restrictions of the shares shall lapse in three annual and equal portions commencing with the grant date.

On December 16, 2010, the Company issued to a service provider 83,333 shares of the Company's Common Stock. The shares were for public relations services. Related compensation in the amount of $40 is recorded as general and administrative expense.

On December 16, 2010, the Company granted to its Chief Medical Advisor 900,000 shares of the Company's Common Stock for services rendered through December 31 2010. Related compensation in the amount of $180 is recorded as research and development expense (see Note 5B).

On December 16, 2010 the Company granted to its Chief Scientist 200,000 shares of the Company's Common Stock for services rendered through December 31 2010. Related compensation in the amount of $40 is recorded as research and development expense (see Note 5B).

On February 16, 2011 one of the Company's consultants exercised 100,000 warrants to Common Stock for $33.

On February 18, 2011, the Company's legal advisor converted the entire accrued principal and interest of the Convertible Promissory Note granted on September 15, 2010, totaling $137, into 445,617 shares of Common Stock.

The total stock-based compensation expense, related to shares, options and warrants granted to employee’s directors and service providers, was comprised, at each period, as follows:

	Three months ended March 31		Period from September 22, 2000 (inception date) through March 31,
	2012	2011	2012
	Unaudited		Unaudited

Research and development	13	9	17,556
General and administrative	168	-2	10,281
Financial expenses, net	-	-	248
Total stock-based compensation expense	181	7	28,098

NOTE 11 -	STOCK CAPITAL

A.	The rights of Common Stock are as follows:

Holders of Common Stock have the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company and the right to receive dividends, if declared.

The Common Stock is registered and publicly traded on the OTC Markets Group service of the National Association of Securities Dealers, Inc. under the symbol BCLI.

B.	Issuance of shares, warrants and options:

1.	Private Placements:

a)	On June 24, 2004, the Company issued to investors 8,510,000 shares of Common Stock for total proceeds of $60 (net of $25 issuance expenses).

b)	On February 23, 2005, the Company completed a private placement for sale of 1,894,808 units for total proceeds of $1,418. Each unit consisted of one share of Common Stock and a three-year warrant to purchase one share of Common Stock at $2.50 per share. This private placement was consummated in three tranches which closed in October 2004, November 2004 and February 2005.

c)	On May 12, 2005, the Company issued to an investor 186,875 shares of Common Stock for total proceeds of $149 at a price of $0.80 per share.

d)	On July 27, 2005, the Company issued to investors 165,000 shares of Common Stock for total proceeds of $99 at a price of $0.60 per share.

e)	On August 11, 2005, the Company signed a private placement agreement with investors for the sale of up to 1,250,000 units at a price of $0.80 per unit. Each unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock at $1.00 per share. The warrants were exercisable for a period of three years from issuance. On September 30, 2005, the Company sold 312,500 units for total net proceeds of $225. On December 7, 2005, the Company sold 187,500 units for total net proceeds of $135.

f)	On July 2, 2007, the Company entered into an investment agreement, pursuant to which the Company agreed to sell up to 27,500,000 shares of Common Stock, for an aggregate subscription price of up to $5 million and warrants to purchase up to 30,250,000 shares of Common Stock.

At each closing date, the Company would deliver to the investor the number of shares and warrants, subject to customary closing conditions and the delivery of funds, described above. The warrants had the following exercise prices: (i) the first 10,083,333 warrants had an exercise price of $0.20 per share; (ii) the next 10,083,333 warrants had an exercise price of $0.29 per share; and (iii) the final 10,083,334 warrants issued had an exercise price of $0.36 per share. All warrants expired on November 5, 2011.

On August 18, 2009, the Company entered into an amendment to the investment agreement with the investor as follows:

(a)	The investor shall invest the remaining amount of the original investment agreement at a price per share of $0.12 in monthly installments of not less than $50 starting August 1, 2009.

(b)	The exercise price of the last 10,083,334 warrants will decrease from an exercise price of $0.36 per share to $0.29 per share.

(c)	All warrants will expire on November 5, 2013 instead of November 5, 2011.

(d)	The price per share of the investment agreement decreased from $0.1818 to $0.12, therefore the Company adjusted the number of Shares of Common Stock issuable pursuant to the investment agreement retroactively and issued to the investor on October 28, 2009 an additional 9,916,667 shares of Common Stock for past investment.

(e)	The investor has the right to cease payments in the event that the price per share as of the closing on five consecutive trading days shall decrease to $0.05.

On January 18, 2011, the Company and the investor signed an agreement to offset amounts due to the investor, totaling $22, against the remaining balance of the investment. The Company issued to the investor 10,499,999 shares of Common Stock and a warrant to purchase 4,537,500 shares of the Company's Common Stock at an exercise price of $0.29 per share

As of December 31, 2011, the Company issued to the investor and its designees an aggregate of 41,666,667 shares of Common Stock, a warrant to purchase 10,083,333 shares of the Company's Common Stock at an exercise price of $0.20 per share, and a warrant to purchase 20,166,667 shares of Common Stock at an exercise price of $0.29 per share. The warrants may be exercised at any time and expire on November 5, 2013.

In addition, the Company issued an aggregate of 1,250,000 shares of Common Stock to a related party as an introduction fee for the investment.

As of December 31, 2011, the introduction fee was paid in full.

(f)	In January 2010, the Company issued 1,250,000 units to a private investor for total proceeds of $250. Each unit consisted of one share of Common Stock and a two-year warrant to purchase one share of Common Stock at $0.50 per share.

(g)	In February 2010, the Company issued 6,000,000 shares of Common Stock to three investors (2,000,000 to each investor) and warrants to purchase an aggregate of 3,000,000 shares of Common Stock (1,000,000 to each investor) with an exercise price of $0.50 for aggregate proceeds of $1,500 ($500 each). The warrants are exercisable through February 17, 2012.

(h)	In February 2011, the Company issued 833,333 shares of Common Stock, at a price of $0.30 per share, and a warrant to purchase 641,026 shares of the Company's Common Stock at an exercise price of $0.39 per share exercisable for one year for total proceeds of $250.

(i)	In February 2011, the Company entered into an investment agreement, pursuant to which the Company sold 12,815,000 shares of Common Stock, for an aggregate subscription price of $3.6 million and warrants to purchase up to 19,222,500 shares of Common Stock as follows: warrants to purchase 12,815,000 shares of Common Stock at $0.50 for two years, and warrants to purchase 6,407,500 shares of Common Stock at $0.28 for one year.

In July 2011, an investor exercised a warrant to purchase 946,834 shares of Common Stock of the Company at $0.28 per share, for $265.

In addition, the Company paid 10% of the funds received for the distribution services received. Out of this amount, 4% was paid in stock and the remaining 6% in cash. Accordingly, in March 2011, the Company issued 512,600 shares of Common Stock and paid $231 for the investment banking related to the investment.

2.	Share-based compensation to employees and to directors:

a)	Options to employees and directors:

On November 25, 2004, the Company's stockholders approved the 2004 Global Stock Option Plan and the Israeli Appendix thereto (which applies solely to participants who are residents of Israel) and on March 28, 2005, the Company's stockholders approved the 2005 U.S. Stock Option and Incentive Plan, and the reservation of 9,143,462 shares of Common Stock for issuance in the aggregate under these stock option plans.

Each option granted under the plans is exercisable until the earlier of ten years from the date of grant of the option or the expiration dates of the respective option plans. The 2004 and 2005 options plans will expire on November 25, 2014 and March 28, 2015, respectively. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised. The options vest primarily over three years. Any options that are canceled or forfeited before expiration become available for future grants.

On June 5, 2008, the Company's stockholders approved an amendment and restatement of the Company’s 2004 Global Share Option Plan and 2005 U.S. Stock Option and Incentive Plan to increase the number of shares of common stock available for issuance under these stock option plans in the aggregate by 5,000,000 shares.

On May 27, 2005, the Company granted one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.75 per share. The options are fully vested and expire after 10 years.

On February 6, 2006, the Company entered into an amendment to the Company's option agreement with the Company's Chief Financial Officer. The amendment changes the exercise price of the 400,000 options granted to him on February 13, 2005 from $0.75 to $0.15 per share.

On May 2, 2006, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The options are fully vested and expire after 10 years. The compensation related to the options, in the amount of $48, was recorded as general and administrative expense.

On June 22, 2006, the Company entered into an amendment to the Company's option agreement with two of its employees. The amendment changed the exercise price of 270,000 options granted to them from $0.75 to $0.15 per share. The excess of the fair value resulting from the modification, in the amount of $2, was recorded as general and administration expense over the remaining vesting period of the option.

On September 17, 2006, the Company entered into an amendment to the Company's option agreement with one of its directors. The amendment changes the exercise price of 100,000 options granted to the director from $0.75 to $0.15 per share.

On March 21, 2007, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $43, was recorded as general and administrative expense.

On July 1, 2007, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $38, was recorded as general and administrative expense. On October 22, 2007, the Company and the director agreed to cancel and relinquish all the options which were granted on July 1, 2007.

On July 16, 2007, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $75, was recorded as general and administrative expense.

On August 27, 2007, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $84, was recorded as general and administrative expense.

On October 23, 2007, the Company granted to its former Chief Executive Officer and director an option to purchase 1,000,000 shares of Common Stock at an exercise price of $0.87 per share. The option vests with respect to 1/6 of the option on each six month anniversary and expires after 10 years. The total compensation related to the option is $733, which is amortized over the vesting period as general and administrative expense.

On November 5, 2008, the Company entered into an amendment to the Company's option to purchase 1,000,000 shares of common stock agreement with the Company's CEO. The amendment changed the exercise price of the option from $0.87 to $0.15 per share. The compensation related to the modification of the purchase price in the amount of $4 was recorded as general and administrative expense.In February 2011, the former CEO resigned. As of December 31, 2011, 300,727 out of the above options were exercised. After the balance sheet date, the former CEO exercised his option to purchase an additional 132,038 shares of common stock (see Note 15 C).

On June 29, 2009, the Company granted to its former Chief Executive Officer and director an option to purchase 1,000,000 shares of Common Stock at an exercise price of $0.067 per share. The option vests with respect to 1/3 of the shares subject to the option on each anniversary of the date of grant and expires after 10 years. The total compensation related to the option is $68, which is amortized over the vesting period as general and administrative expense. In February 2011, the former CEO resigned. On July 25, 2011, the Company signed a settlement agreement with the former CEO under which 483,333 shares out of the above grant became fully vested exercisable through April 30, 2012. An additional $30 was recorded as compensation in general and administrative expense.

On June 29, 2009, the Company granted to its former Chief Financial Officer an option to purchase 200,000 shares of Common Stock at an exercise price of $0.067 per share. The option vested with respect to 1/3 of the shares subject to the option. Out of the above options, 2/3 were cancelled and the remaining 66,667 were exercised.

On August 31, 2009, the Company granted to two of its directors an option to purchase 100,000 shares of Common Stock for each of them at an exercise price of $0.15 per share. The option vests with respect to 1/3 of the option on each anniversary and expires after 10 years. The total compensation related to the option is $32, which is amortized over the vesting period as general and administrative expense.

On December 13, 2009, the Company granted to one of its directors an option to purchase 100,000 shares of Common Stock at an exercise price of $0.15 per share. The option is fully vested and is exercisable for a period of 10 years. The compensation related to the option, in the amount of $21, was recorded as general and administrative expense.

On February 10, 2010, the Company granted to an employee an option to purchase 30,000 shares of Common Stock at an exercise price of $0.32 per share. The option vests with respect to 1/3 of the shares subject to the option on each anniversary of the date of grant and expires after 10 years. The total compensation related to the option is $9, which is amortized over the vesting period as research and development expense.

On April 13, 2010, the Company, Prof. Abraham Israeli and Hadasit Medical Research Services and Development Ltd. (“Hadasit”) entered into an Agreement (the “Agreement”) pursuant to which Mr. Israeli agreed, during the term of the Agreement, to serve as (i) the Company’s Clinical Trials Advisor and (ii) a member of the Company’s Board of Directors.  In consideration of the services to be provided by Mr. Israeli to the Company under the Agreement, the Company agreed to grant options annually during the term of the Agreement for the purchase of its Common Stock, as follows:

*	An option for the purchase of 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share to Mr. Israeli; and

*	An option for the purchase of 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share to Hadasit.

*	Such options will vest and become exercisable in twelve (12) consecutive equal monthly amounts.

In April 2010, the Company granted to Mr. Israeli an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share. The total compensation related to the option is $50, which is amortized over the vesting period as general and administrative expense.

On June 27, 2011, the Company granted to Mr. Israeli an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share. The total compensation related to the option is $48, which is amortized over the vesting period as general and administrative expense.

In April 2010, the Company granted Hadasit an option to purchase 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share. The total compensation related to the option is $7, which is amortized over the vesting period as general and administrative expense.

In April 2011, the Company granted Hadasit an option to purchase 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share. The total compensation related to the option is $11, which is amortized over the vesting period as general and administrative expense.

On December 16, 2010, the Company granted to two of its directors an option to purchase 400,000 shares of Common Stock at an exercise price of $0.15 per share. The options are fully vested and are exercisable for a period of 10 years. The compensation related to the option, in the amount of $78, was recorded as general and administrative expense.

On December 16, 2010, the Company approved the grant to two Board members an option to purchase 400,000 shares of Common Stock of the Company (200,000 shares each). The compensation related to the option, in the amount of $80, was recorded as general and administrative expense.

On December 16, 2010, the Company approved the grant to its three Scientific Board members 300,000 shares of Common Stock of the Company. The compensation related to the option, in the amount of $60, was recorded as research and development expense.

On December 16, 2010, the Company granted to its employees options to purchase 670,000 shares of Common Stock at an exercise price of $0.18 per share. The options are vested over three years and are exercisable for a period of 10 years. The compensation related to the option, in the amount of $32, was recorded as general and administrative expense.

On June 27, 2011, the Company granted to its CEO, an option to purchase 450,000 shares of Common Stock of the Company at $0.20. The total compensation related to the option is $177, which is amortized over the vesting period as general and administrative expense.

On June 27, 2011, the Company granted to four of its directors an option to purchase 634,999 shares of Common Stock of the Company at $0.15. The total compensation related to the option is $287, which is amortized over the vesting period as general and administrative expense.

On August 10, 2011, the Company granted to its CEO, an option to purchase 70,000 shares of Common Stock of the Company at $0.20. The total compensation related to the option is $26, which was amortized as general and administrative expense.

On November 10, 2011, the Company approved the grant to its four Advisory Board members an option to purchase 500,000 shares of Common Stock of the Company (125,000 shares each). The total compensation related to the option is $140, which is amortized over the vesting period as general and administrative expense.

On November 10, 2011, the Company approved the grant to a former director of the Company 250,000 shares of Common Stock of the Company. The compensation related to the option, in the amount of $70, was recorded as general and administrative expense.

As of December 31, 2011, 1,825,103 options are available for future grants.

A summary of the Company's option activity related to options to employees and directors, and related information is as follows:

	Year ended December 31, 2011
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
		$	$

Outstanding at beginning of period	6,893,024	0.183
Granted	1,321,665	0.151
Exercised	(1,286,600)	0.148
Cancelled	(1,989,268)	0.188

Outstanding at end of period	4,938,821	0.168	831,684

Vested and expected-to-vest at end of period	3,663,138	0.138	507,028

*)	During 2008, the Company extended the exercise period for some of its employees that were terminated. The extension was accounted for as modification in accordance with ASC 718-10. According to ASC 718-10, modifications are treated as an exchange of the original award, resulting in additional compensation expense based on the difference between the fair value of the new award and the original award immediately before modification. Applying modification accounting resulted in additional compensation expense for the year ended December 31, 2008, amounted to $6.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company’s shares on December 31, 2011 and 2010 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011 and 2010.

The options outstanding as of December 31, 2011, have been separated into exercise prices, as follows:

	Options outstanding as of	Weighted average remaining	Options exercisable as of
	December 31,	contractual	December 31,
Exercise price	2 0 1 1	Life	2 0 1 1
$		Years
0.00005	333,332	8.29	277,777
0.067	586,217	1.59	551,922
0.15	2,384,272	5.55	2,033,439
0.18	670,000	8.48	305,000
0.2	520,000	9.51	70,000
0.32	30,000	8.12	10,000
0.39	115,000	5.50	115,000
0.4	110,000	4.48	110,000
0.47	110,000	5.22	110,000
0.75	80,000	3.18	80,000
	4,938,821	6.03	3,663,138

Compensation expense recorded by the Company in respect of its stock-based employee compensation award in accordance with ASC 718-10 for the year ended December 31, 2011 and 2010 amounted to $1,135 and $388, respectively.

The fair value of the options is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions used in the calculation:

	Year ended December 31,
	2011	2010

Expected volatility	134%-141%	134%-141%
Risk-free interest	1.14%-2.93%	2.26%-3.47%
Dividend yield	0%	0%
Expected life of up to (years)	5-6	6-10
Forfeiture rate	0	0

b)	Restricted shares to directors:

On May 2, 2006, the Company issued to two of its directors 200,000 restricted shares of Common Stock (100,000 each). The restricted shares are subject to the Company's right to repurchase them at a purchase price of par value ($0.00005). The restrictions of the shares shall lapse in three annual and equal portions commencing with the grant date. The compensation related to the stock issued amounted to $104, which was amortized over the vesting period as general and administrative expenses.

On April 20, 2007, based on a board resolution dated March 21, 2007, the Company issued to a director 100,000 restricted shares of Common Stock. The restricted shares are subject to the Company's right to repurchase them at a purchase price of par value ($0.00005). The restrictions of the shares shall lapse in three annual and equal portions commencing with the grant date. The compensation related to the shares issued amounted to $47, which was amortized over the vesting period as general and administrative expenses.

In addition, on April 20, 2007, based on a board resolution dated March 21, 2007, the Company issued to another director 100,000 restricted shares of Common Stock. The restricted shares are not subject to any right to repurchase, and the compensation related to the shares issued amounted to $47 was recorded as prepaid general and administrative expenses in the three months ended March 31, 2007.

On August 27, 2008, the Company issued to its director 960,000 shares of Common Stock upon a cashless exercise by a shareholder of a warrant to purchase 1,000,000 shares of Common Stock at an exercise price of $.01 per share that was acquired by the shareholder from Ramot. The shares were allocated to the director by the shareholder.

In May 2010, based on a board resolution dated June 29, 2009, the Company issued to three of its directors 300,000 (total) restricted shares of Common Stock. The restrictions of the shares shall lapse in three annual and equal portions commencing with the grant date.

In May and in June 2010, based on a board resolution dated June 29, 2009, the Company issued to three of its Scientific Advisory Board members and two of its Advisory Board members 500,000 (total) restricted shares of Common Stock. The restrictions of the shares shall lapse in three annual and equal portions commencing with the grant date.

On December 16, 2010, the Company granted to two of its directors 400,000 (total) shares of Common Stock. Related compensation in the amount of $80 was recorded as general and administrative costs in 2010. These shares were actually granted in June 2011, and an additional related compensation in the amount of $112 was recorded as general and administrative expense.

On June 27, 2011, the Company granted to two of its directors 476,666 (total) shares of Common Stock, out of which 216,666 shares are fully vested and 260,000 shares will vest in 12 equal monthly installments through June 2012. Related compensation in the amount of $229 will be recorded as general and administrative expense.

On August 22, 2011, the Company entered into an agreement with Chen Schor (the “Executive Director Agreement”) pursuant to which the Company granted to Mr. Schor 923,374 shares of restricted Common Stock of the Company.  The shares will vest over a three-year period. If the Company raises $10,000,000 of proceeds through the issuance of equity securities in a private or public offering after the Grant Date, or enters into a deal with a strategic partner that brings in at least $10,000,000 of gross proceeds, then 1/3 of the shares will vest upon such event, 1/3 will vest on the anniversary of the Grant Date and the remaining 1/3 will vest on the second anniversary of the Grant Date.  If such capital is not raised as mentioned above, then the shares will vest over 3 years – 1/3 upon each anniversary of the Grant Date.In addition, the Company will pay $15,000 per quarter to Mr. Schor for his services as an Executive Board Member.

In August 2011, the Company issued to three of its Scientific Advisory Board members and three of its Advisory Board members a total of 300,000 restricted shares of Common Stock. The restrictions of the shares shall lapse in equal monthly portions over the service period.

In November 2011, the Company issued to four of its Advisory Board members a total of 500,000 restricted shares of Common Stock. The restrictions of the shares shall lapse in equal monthly portions over the service period.

In addition, in November 2011, the Company issued to a former director 250,000 shares of Common Stock. Related compensation in the amount of $70 was recorded as general and administrative expense.

3.	Shares and warrants to service providers:

The Company accounts for shares and warrant grants issued to non-employees using the guidance ofASC 505-50, "Equity-Based Payments to Non-Employees" (formerly 718-10, "Accounting for Stock-Based Compensation") and EITTF 96-18, "Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling, Goods or Services," whereby the fair value of such option and warrant grants is determined using a Black-Scholes options pricing model at the earlier of the date at which the non-employee's performance is completed or a performance commitment is reached.

a)     Warrants:

Issuance date	Number of warrants issued	Exercised	Forfeited	Outstanding	Exercise Price $	Warrants exercisable	Exercisable through
November 2004	12,800,845	11,747,497	151,803	901,545	0.01	901,545	November 2012
December 2004	1,800,000	1,800,000		-	0.00005	—	-
February 2005	1,894,808		1,894,808	-	2.5	-	-
May 2005	47,500		47,500	-	1.62	-	-
June 2005	30,000			30,000	0.75	30,000	June 2015
August 2005	70,000		70,000	-	0.15	-	-
September 2005	3,000	3,000		-	0.15	-	-
September 2005	36,000		36,000	-	0.75	-	-
September-December2005	500,000		500,000	-	1	-	-
December 2005	20,000	20,000		-	0.15	-	-
December 2005	457,163	150,000		307,163	0.15	307,163	December 2015
February 2006	230,000			230,000	0.65	230,000	February 2016
February 2006	40,000		40,000	-	1.5	-
February 2006	8,000		8,000	-	0.15	-
February 2006	189,000	97,696	91,304	-	0. 5	-	-
May 2006	50,000			50,000	0.00005	50,000	May 2016
May -December 2006	48,000		48,000	-	0.35	-
May -December 2006	48,000		48,000	-	0.75	-
May 2006	200,000			200,000	1	200,000	May 2016
June 2006	24,000		24,000	-	0.15	-
May 2006	19,355		19,355	-	0.15	-
October 2006	630,000	630,000		-	0.3	-	-
December 2006	200,000		200,000	-	0.45	-	-
March 2007	200,000			200,000	0.47	200,000	March 2012
March 2007	500,000			500,000	0.47	500,000	March 2017
March 2007	50,000		50,000	-	0.15	-	-
March 2007	15,000			15,000	0.15	15,000	February 2012
February 2007	50,000		50,000	-	0.45	-	-
March 2007	225,000		225,000	-	0.45	-	-
March 2007	50,000		50,000	-	0.45	-
April 2007	33,300		33,300	-	0.45	-	-
May 2007	250,000		250,000	-	0.45	-	-
July 2007	500,000			500,000	0.39	500,000	July 2017
September 2007	500,000			500,000	0.15	500,000	August 2017
August 2007	7,562,500			7,562,500	0.2	7,562,500	November 2013
July 2007	30,000		30,000	-	0.45	-	-
July 2007	100,000		100,000	-	0.45	-	-
October 2007	200,000			200,000	0.15	200,000	August-October2017
November 2007	2,520,833			2,520,833	0.20	2,520,833	November 2013
November 2007	2,016,667			2,016,667	0.29	2,016,667	November 2013
April 2008	4,537,500			4,537,500	0.29	4,537,500	November 2013
August 2008	3,529,166			3,529,166	0.29	3,529,166	November 2013
August 2008	1,008,334			1,008,334	0.29	1,008,334	November 2013
November 2008	100,000			100,000	0.15	100,000	September 2018
April 2009	200,000			200,000	0.1	200,000	April 2019
October 2009	200,000	100,000		100,000	0.067	66,667	October 2019
October 2009	4,537,500			4,537,500	0.29	4,537,500	November 2013
January 2010	1,250,000			1,250,000	0.5	1,250,000	January 2012
February 2010	125,000			125,000	0.001	125,000	February 2012
February 2010	3,000,000			3,000,000	0.5	3,000,000	February 2012
January 2011	4,537,500			4,537,500	0.29	4,537,500	November 2013
February 2011	641,026			641,026	0.39	641,026	February 2012
February 2011	6,407,500	946,834		5,460,666	0.28	5,460,666	February 2012
February 2011	12,815,000			12,815,000	0.5	12,815,000	February 2013
April 2010	33,334			33,334	0.00005	33,334	April 2020
April 2011	33,334			33,334	0.00005	22,222	April 2021
February 2010	1,500,000			1,500,000	0.01	500,000	February 2020
	78,604,165	15,495,027	3,967,070	59,142,068		58,064,289

The fair value for the warrants to service providers was estimated on the date of grant using a Black-Scholes option pricing model, with the following weighted-average assumptions for the year ended December 31, 2011 and December 31, 2010; weighted average volatility of 138% and 126%-165%, respectively, risk free interest rates of 1.69% and 0.37%-2.12%, respectively, dividend yields of 0% and a weighted average life of the options of 5.2 and 1-9 years, respectively.

b)	Shares:

On June 1 and June 4, 2004, the Company issued 40,000 and 150,000 shares of Common Stock for 12 months of filing services and legal and due-diligence services, respectively, with respect to a private placement. Compensation expense related to filing services, totaling $26, was amortized over a 12-month period. Compensation related to legal services, totaling $105 was recorded as equity issuance cost and had no effect on the statement of operations.

On July 1 and September 22, 2004, the Company issued 20,000 and 15,000 shares to a former director for financial services for the first and second quarters of 2004, respectively. Related compensation in the amount of $39 was recorded as general and administrative expense.

On February 10, 2005, the Company signed an agreement with one of its service providers under which the Company issued to the service provider 100,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan of the Company. All restrictions on these shares have lapsed.

In March and April 2005, the Company signed an agreement with four members of its Scientific Advisory Board under which the Company issued to the members of the Scientific Advisory Board 400,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan (100,000 each). All restrictions on these shares have lapsed.

In July 2005, the Company issued to its legal advisors 50,000 shares for legal services for 12 months. The compensation related to the shares in the amount of $37.5 was recorded as general and administrative expense.

In January 2006, the Company issued to two service providers 350,000 restricted shares at a purchase price of $0.00005 par value under the U.S. Stock Option and Incentive Plan of the Company. All restrictions on these shares have lapsed. Related compensation in the amount of $23 was recorded as general and administrative expense.

On March 6, 2006, the Company issued to its legal advisor 34,904 shares of Common Stock. The shares are in lieu of $18.5 payable to the legal advisor. Related compensation in the amount of $18.5 was recorded as general and administrative expense.

On April 13, 2006, the Company issued to service providers 60,000 shares at a purchase price of $0.00005 par value under the U.S Stock Option and Incentive Plan of the Company. Related compensation in the amount of $25.8 was recorded as general and administrative expense.

On May 9, 2006, the Company issued to its legal advisor 65,374 shares of Common Stock in lieu of payment for legal services. Related compensation in the amount of $33 was recorded as general and administrative expense.

On June 7, 2006, the Company issued 50,000 shares of Common Stock for filing services for 12 months. Related compensation in the amount of $24.5 was recorded as general and administrative expense.

On May 5, 2006, the Company issued 200,000 shares to a finance consultant for his services. Related compensation in the amount of $102 was recorded as general and administrative expense.

On August 14, 2006, the Company issued 200,000 shares to a service provider. Related compensation in the amount of $68 was recorded as general and administrative expense.

On August 17, 2006, the Company issued 100,000 shares to a service provider. Related compensation in the amount of $35 was recorded as general and administrative expense.

On September 17, 2006, the Company issued to its legal advisor 231,851 shares of Common Stock in lieu of $63 payable to the legal advisor. Related compensation in the amount of $63 was recorded as general and administrative expense.

On April 1 and September 30, 2006, the Company issued to its business development advisor, based on an agreement, 240,000 shares of Common Stock. Related compensation in the amount of $74 was recorded as general and administrative expense.

On January 3, 2007, the Company issued to its legal advisor 176,327 shares of Common Stock. The shares are for the $45 payable to the legal advisor. Related compensation in the amount of $49 was recorded as general and administrative expense.

On April 12, 2007, the Company issued to its filing and printing service providers 80,000 shares of Common Stock. The shares issued are for the $15 payable to the service provider. Related compensation in the amount of $30 was recorded as general and administrative expense. In addition, the Company is obligated to issue the filing and printing service providers additional shares, in the event that the total value of the shares previously issued (as quoted on the Over-the-Counter Bulletin Board or such other exchange where the Common Stock is quoted or listed) is less than $0.20, on March 20, 2008. In no event shall the Company issue more than 30,000 additional shares to the service providers. As a result, the Company recorded a liability in the amount of $20.

On April 12, 2007, the Company issued to its legal advisor 108,511 shares of Common Stock. The shares are for $29 payable to the legal advisor. Related compensation in the amount of $40 was recorded as general and administrative expense.

On May 18, 2007, the Company issued to its legal advisor 99,257 shares of Common Stock. The shares are for $33, payable to the legal advisor. Related compensation in the amount of $33 was recorded as general and administrative expense.

On October 29, 2007, the Company issued to a Scientific Advisory Board member 80,000 shares of the Company’s Common Stock for scientific services. Compensation of $67 was recorded as research and development expense.

On May 20, 2008, the Company issued to its finance advisor 90,000 shares of the Company's common stock. The shares are for $35 payable to the finance advisor for introduction fee of past convertible loans. Related compensation in the amount of $36 is recorded as finance expenses.

On April 5, 2009, the Company issued to its Chief Technology Advisor 1,800,000 shares of Common Stock. The shares are for $180 payable to the advisor. Related compensation in the amount of $144 was recorded as research and development expense.

On June 24, 2009, the Company issued to its public relations advisor 250,000 shares of Common Stock. The shares are for $25 payable to the advisor. Related compensation in the amount of $18 was recorded as general and administrative expense.

On July 8, 2009, the Company issued to its finance consultant 285,714 shares of the Company's Common Stock. The shares are for $20 payable to the finance consultant for valuation of options and warrants. Related compensation in the amount of $20 is recorded as general and administrative expense.

On July 15, 2009, the Company issued to its service provider 357,142 shares of the Company's Common Stock. The shares are for $25 payable to the service provider for filing services. Related compensation in the amount of $21 is recorded as general and administrative expense.

On August 10, 2009, the Company issued to its service provider 71,428 shares of the Company's Common Stock. The shares are for $5 payable to the service provider for IT services. Related compensation in the amount of $4 is recorded as general and administrative expense.

On October 1, 2009, the Company issued to its service provider 150,000 shares of the Company's Common Stock. The shares are for financial and investor relation services done by the provider. Related compensation in the amount of $51 is recorded as general and administrative expense.

On October 2, 2009, the Company issued to its service provider 1,250,000 shares of the Company's Common Stock. The shares are for investor and public relation services. Related compensation in the amount of $400 is recorded as general and administrative expense.

On December 30, 2009, the Company issued to Ramot 1,120,000 shares of the Company's Common Stock (see note 3).

On December 13, 2009, the Company issued a $135 Convertible Promissory Note to it legal advisor for $217 in legal fees accrued through October 31, 2009. Interest on the note accrued at the rate of 4%.

On January 5, 2010, the Company issued to its public relations advisor 50,000 shares of the Company's Common Stock for six months’ service. The issuance of the shares is part of the agreement with the public relations advisor that entitles it to a monthly grant of 8,333 shares of the Company's Common Stock.

On January 6, 2010, the Company issued to its service provider 60,000 shares of the Company's Common Stock. The shares are for $15 payable to the service provider for insurance and risk management consulting and agency services for three years.

On February 19, 2010, the Company's legal advisor converted the entire accrued principal and interest amount outstanding under the note into 402,385 shares of Common Stock.

On April 6, 2010, Prof. Melamed fully exercised his warrant to purchase 1,097,215 shares of the Company’s Common Stock. The warrant was issued to him pursuant to the agreement with the Consultants effective as of November 4, 2004 (See Note 4a).

In May 2010, based on a board resolution dated June 29, 2009, the Company issued to one of its public relations advisors 100,000 restricted shares of Common Stock. The restrictions of the shares shall lapse in three annual and equal portions commencing with the grant date.

On December 16, 2010, the Company granted to its service provider 200,000 shares of the Company's Common Stock. The shares are for investor and public relations services. Related compensation in the amount of $40 is recorded as general and administrative expense.

On December 16, 2010, the Company granted to its Chief Medical Advisor 900,000 shares of the Company's Common Stock for services rendered through December 31, 2010. Related compensation in the amount of $180 is recorded as research and development expense.

On December 16, 2010, the Company granted to its Chief Scientist 200,000 shares of the Company's Common Stock for services rendered through December 31, 2010. Related compensation in the amount of $40 is recorded as research and development expense.

On February 18, 2011, the Company's legal advisor converted the entire accrued principal and interest of the Convertible Promissory Note granted on September 15, 2010, totaling $137, into 445,617 shares of Common Stock.

On June 27, 2011, the Company granted to its legal advisor 180,000 shares of Common Stock for 2011 legal services. Half of the shares of Common Stock are fully vested and half vest in six equal monthly installments through December 2011. Related compensation in the amount of $86 is recorded as general and administrative expense.

On June 27, 2011, the Company granted to its consultant 400,000 shares of the Company's Common Stock, for services rendered through December 31, 2009. Related compensation in the amount of $192 is recorded as research and development expense. (See note 4 C)

On June 27, 2011, the Company granted to a service provider 10,870 shares of the Company's Common Stock. Related compensation in the amount of $5 is recorded as general and administrative expense.

On December 31, 2011, the Company issued to Hadasit warrants to purchase up to 1,500,000 restricted shares of the Company's Common Stock at an exercise price of $0.001 per share, exercisable for a period of 5 years.  The warrants shall vest over the course of the trials as follows: 500,000 upon enrollment of 1/3 of the patients; an additional 500,000 upon enrollment of all the patients and the final 500,000 upon completion of the study.

In 2011, three consultants of the Company exercised 462,128 options for $31.

A summary of the Company's stock awards activity related to shares issued to service providers and related information is as follows:

	Year ended December 31,		Year ended December 31,
	2011		2010
	Amount of shares	Weighted average issue price	Amount of shares	Weighted average issue price
		$		$
Outstanding at beginning of period	9,735,508	0.25	8,225,508	0.26
Issued	1,265,870	0.41	1,510,000	0.20
Outstanding at end of period	11,001,378	0.27	9,735,508	0.25

c)	Stock-based compensation and issuance of shares recorded by the Company in respect of shares and warrants granted to service providers amounted to $449 and $96 for the year ended December 31, 2011 and 2010, respectively.

The total stock-based compensation expense, related to shares, options and warrants granted to employees and service providers, was comprised, at each period, as follows:

	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2011	2010	2011
	U.S. $ in thousands

Research and development	$316	$325	$17,556
General and administrative	1,075	560	10,113
Financial expenses, net	192	-	248
Total stock-based compensation expense	$1,584	$885	$27,917

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 -	ACCOUNTS RECEIVABLE

	December 31,
	2011	2010
	U.S. $ in thousands

Government authorities	76	36
Grants receivable from the CSO	236	391
	312	427

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 -	PROPERTY AND EQUIPMENT

	December 31,
	2011	2010
	U.S. $ in thousands

Cost:
Office furniture and equipment	9	9
Computer software and electronic equipment	106	105
Laboratory equipment	361	349
Leasehold improvements	690	655
	1,166	1,118
Accumulated depreciation:
Office furniture and equipment	4	3
Computer software and electronic equipment	103	100
Laboratory equipment	252	200
Leasehold improvements	493	396
	852	699

Depreciated cost	314	419

Depreciation expenses for the year ended December 31, 2011 and December 31, 2010 were $153, and $162, respectively.

OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Other Accounts Payable [Text Block]
NOTE 7 -	OTHER ACCOUNTS PAYABLE

	December 31,
	2011	2010
	U.S. $ in thousands

Employee and payroll accruals	141	471
Ramot accrued expenses	-	60
	141	531

SHORT-TERM CONVERTIBLE LOANS	12 Months Ended
Dec. 31, 2011
Short Term Convertible Loans [Abstract]
Short Term Convertible Loans [Text Block]
NOTE 9 -	SHORT-TERM CONVERTIBLE LOANS

On March 5, 2007, the Company issued a $150 Convertible Promissory Note to a third party. Interest on the note accrues at the rate of 8% per annum for the first year and 10% per annum afterward. The note will become immediately due and payable upon the occurrence of certain events of default, as defined in the note. The third party has the right at any time prior to the close of business on the maturity date to convert all or part of the outstanding principal and interest amount of the note into shares of Common Stock. The conversion price, as defined in the note, will be 75% (60% upon the occurrence of an event of default) of the average of the last bid and ask price of the Common Stock as quoted on the Over-the-Counter Bulletin Board for the five trading days prior to the Company's receipt of the third party written notice of election to convert, but in no event shall the conversion price be greater than $0.35 or more than 3,000,000 shares of Common Stock be issued. The conversion price will be adjusted in the event of a stock dividend, subdivision, combination or stock split of the outstanding shares.

In addition, the Company granted to the third party warrants to purchase 150,000 shares of Common Stock at an exercise price of $0.45 per share. The warrants are fully vested and are exercisable at any time after March 5, 2007 until the second anniversary of the issue date. The fair value of the warrants is $43.

In accordance withASC 470-20, the Company allocated the proceeds of the convertible note issued with detachable warrants based on the relative fair values of the two securities at the time of issuance. As a result, the Company recorded in its statement of changes in stockholders' equity for 2007 an amount of $22 with respect to the warrants and the convertible note was recorded in the amount of $128.

The Company agreed to pay a finder's fee of $15; $13 was allocated to deferred charges and is amortized as financial expense over the note period and $2 was allocated to stockholder's equity.

The Beneficial Conversion Feature in the amount of $122, embedded in the note was calculated based on a conversion rate of 60%, as defined upon the occurrence of an event of default and according to the notes’ effective conversion price. The amount was recorded as discount on the note against additional paid-in capital and is amortized to financial expense over the note period.

On January 27, 2010, the third party converted the entire accrued principal andinterest of the note, into 1,016,109 shares of Common Stock.

In July 2011, the Company issued to the lender an additional 309,977 shares of Common Stock of the Company with regard to the above conversion.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 10 -	COMMITMENTS AND CONTINGENCIES

A.	On December 1, 2004, BCT entered into a lease agreement for the lease of its facilities. The term of the lease was 36 months, with two options to extend. Rent is paid on a quarterly basis in the amount of NIS 28,373 (approximately $8) per month.

The facilities and vehicles of the Company and BCT are rented under operating leases that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases as of December 31, 2011 are as follows:

Period ending December 31,	Facilities	Vehicles	Total

2012	99	43	142
2013	-	43	43
2014	-	22	22

	99	109	207

Total facilities rent expenses for the year ended December 31, 2011 and 2010 were $111 and $135 respectively.

B.	On March 20, 2006, the Company entered into a Termination Agreement and General Release (the "Termination Agreement") with Dr. Yaffa Beck, the Company's former President and Chief Executive Officer who resigned her position as an officer and director of the Company on November 10, 2005.

As of December 31, 2011, there was still an unpaid balance of $17 to Dr. Beck under this Termination Agreement.

C.	Commitments to pay royalties to the Chief Scientist:

BCT obtained from the Chief Scientist of the State of Israel grants for participation in research and development for the years 2007 through 2011, and, in return, BCT is obligated to pay royalties amounting to 3% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar and bears interest of Libor per annum.

Through December 31, 2011, total grants obtained amounted to $1,472.

D.	On February 17, 2010, BCT entered into an agreement with Hadasit Medical Research Services and Development Ltd ("Hadasit") to conduct clinical trials in ALS patients. The agreement was revised in June 2011 according to which, in connection with the trials BCT will pay Hadasit $32,225 per patient totaling up to $773,400, as well as $64,915 per month for rental and operation of two clean rooms. The Company has the right to cease the rental of the clean rooms at any time upon 30 days prior notice.

E.	On April 17, 2008, Chapman, Spira & Carson, LLC (“CSC”) filed a breach of contract complaint in the Supreme Court of the State of New York (the “Court”) against the Company. The complaint alleges that CSC performed its obligations to the Company under a consulting agreement entered into between the parties and that the Company failed to provide CSC with the compensation outlined in the consulting agreement. The complaint seeks compensatory damages in an amount up to approximately $897, as well as costs and attorneys’ fees. On June 5, 2008, the Company filed an answer with the Court. The Company believes CSC’s claims are without merit and cannot predict what impact, if any, this matter may have on the business, its financial condition and results of operations and cash flow. Provision is included in the financial statements that Management believes is sufficient to address the risk.

RESEARCH AND DEVELOPMENT, NET	12 Months Ended
Dec. 31, 2011
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
NOTE 12 -	RESEARCH AND DEVELOPMENT, NET
	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2011	2010	2011
	U.S. $ in thousands

Research and development	2,077	1,385	26,833
Less : Ramot reverse accruals (See Note 3)		-	(760)
Less : Participation by the Israeli Office of the Chief Scientist	(388)	(340)	(1,654)
	1,689	1,045	24,419

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13 -	TAXES ON INCOME

A.	Tax rates applicable to the income of the subsidiary:

The corporate tax rate in Israel is as follows: 2008 - 27%, 2009 - 26%, 2010 - 25%, 2011 - 24%. In July 2009, the “Knesset” (Israeli parliament) passed the Economic Efficiency Law (Legislative Amendments for implementation of the economic plan for 2009 and 2010) of 2009 which defines, inter alia, further gradual reductions of corporate tax rates and real capital gains tax, in Israel, starting in 2011, to the following rates: 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20% and in 2016 and onwards - 18%. Such tax reductions have no significant impact on the Company's financial statements.

In February 2008, the "Knesset" passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law beginning in 2008 and thereafter. Beginning in 2008, the results for tax purposes will be measured in nominal values, excluding certain adjustments for changes in the Consumer Price Index carried out in the period up to December 31, 2007. The amended law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting in 2008.

On September 26, 2011, the Social-Economic Reform Committee headed by Professor Manuel Trajtenberg published a report with its recommendations. Consequently, on December 6, 2011, the Law for Change in the Tax Burden (Legislative Amendments), based on the recommendations in the Tax Section of that report, was published, after being approved in a third reading in the Israeli Knesset.

The main changes of the new law regarding corporate income taxes are as follows:

1. Cancellation of the planned gradual reduction of income taxes and corporate income taxes commencing in 2012.

2. Increase of the corporate income tax rate to 25% in 2012.

3. Increase of the capital gains tax rate and betterment tax rate to 25%.

Such tax rate changes have no significant impact on the Company's financial statements.

B.	Tax laws applicable to the income of the Subsidiary:

Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, the results for tax purposes are measured based on the changes in the Israeli Consumer Price Index ("CPI").

The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, BCT is entitled to various tax benefits by virtue of "beneficiary enterprise" status granted, as defined by this Law.

In March 2005, the Israeli Parliament passed the Arrangements Law for fiscal year 2005, which includes a broad and comprehensive amendment to the provisions of the Law ("Amendment No. 60 to the Law").

The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates under the Alternative Track of Benefits:

The Company is tax exempt for a benefit period of two years and in the five/eight subsequent years of the benefit period is subject to a reduced tax rate of 10%-25%.

On January 6, 2011, an amendment to the Law for the Encouragement of Capital Investment-1959 (the "Law") was published. The amendment has a substantial effect on the current provisions of the Law. The following are the major changes in the amendment:

1.	A company located in Preferred Area A can file for both grants and tax benefits.

2.	The requisites for benefits were changed with the most significant change that the minimum investment requirement was removed. In addition, the definition of approved entity was changed.

3.	The income attribution based on revenues was cancelled, the result is that an approved entity would be taxable on its entire income at a fixed rate.

4.	Tax exemption was cancelled.

5.	Dividend payable to Israeli corporations from preferred income would be tax exempt.

6.	The Grant Rate out of the approved investment would be up to 24%.

The Tax rates applicable to Approved Industrial Enterprise would be 6% and 12% for those located in Preferred Area A or elsewhere, respectively, with effectiveness for the taxable year 2 of 2015 and onwards. Prior to 2015, the following tax rates will be applicable:

For the years 2011-2012 10% and 15%, respectively and for the years 2013-2014 7% and 12.5%, respectively. The amendment to the law is not expected to have a material impact on the Company's consolidated financial statements.

C.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2011	2010
	U.S. $ in thousands

Operating loss carryforward	32,165	30,206

Net deferred tax asset before valuation allowance	13,187	12,858
Valuation allowance	(13,187)	(12,858)
Net deferred tax asset	-	-

As of December 31, 2010, the Company has provided valuation allowances of $13,012 in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

D.	Available carryforward tax losses:

As of December 31, 2010, the Company has an accumulated tax loss carryforward of approximately $12,716. Carryforward tax losses in the U.S. can be carried forward and offset against taxable income in the future for a period of 20 years. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

E.	Loss from continuing operations, before taxes on income, consists of the following:

	Year ended December 31,
	2011	2010
	U.S. $ in thousands

United States	(1,886)	(1,235)
Israel	(2,032)	(1,165)
	(3,918)	(2,400)

F.	Due to the Company’s cumulative losses, the effect of ASC 740 as codified from ASC 740-10 (formerly FIN 48) is not material.

G.	BCT has not received final tax assessments since its incorporation.

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 14 -	TRANSACTIONS WITH RELATED PARTIES
	Year ended December 31,
	2011	2010
	U.S. $ in thousands

A. Fees and related benefits and compensation expenses in respect of options granted to a member of the Board who is a related party	150	318

B.	As for transactions with Ramot, see Note 3.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9 -	SUBSEQUENT EVENTS

A.	In April 2012, the former CEO exercised 1,014,757 options to shares of Common Stock of the Company. An exercise fee of $112 was paid to the Company. (See note 8 B 2 (a))

B.	In April 2012, the Company granted to Mr. Israeli an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share. (See note 8 B 2 (a))

C.	In April 2012, the Company granted to Hadasit a warrant to purchase 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share. (See note 8 B 2 (a))

NOTE 15 -	SUBSEQUENT EVENTS

A.	In January 2012, one of the Company’s service providers exercised a warrant for 125,000 shares of Common Stock of the Company.

B.	On February 3, 2012, the Company filed an S-1 Registration Statement with the Securities and Exchange Commission.

C.	In February 2012, the former CEO exercised options to purchase 132,038 shares of Common Stock.